PFM Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited)
June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 38.3%
COMMUNICATION SERVICES - 2.3%
Alphabet, Inc., Class A(a)	3,171	$7,742,916
ATN International, Inc.	1,351	61,457
Cogent Communications Holdings, Inc.	47,529	3,654,505
comScore, Inc.(a)	13,131	65,655
Cumulus Media, Inc., Class A(a)	800	11,720
Entravision Communications Corp., Class A	19,989	133,527
EW Scripps Co. (The), Class A	24,618	501,961
Facebook, Inc., Class A(a)	17,750	6,171,853
Gray Television, Inc.	2,241	52,439
Marchex, Inc., Class B(a)	4,027	12,323
Ooma, Inc.(a)	2,880	54,317
Travelzoo(a)	3,536	52,191
WideOpenWest, Inc.(a)	6,319	130,866
Yelp, Inc.(a)	5,001	199,840

Total Communication Services		18,845,570
CONSUMER DISCRETIONARY - 2.2%
Abercrombie & Fitch Co., Class A(a)	12,591	584,600
Advance Auto Parts, Inc.	9,600	1,969,344
Amazon.com, Inc.(a)	1,491	5,129,279
American Axle & Manufacturing Holdings, Inc.(a)	42,319	438,002
American Public Education, Inc.(a)	8,686	246,161
Bluegreen Vacations Holding Corp.(a)	1,592	28,656
Cooper-Standard Holdings, Inc.(a)	2,485	72,065
Dillard's, Inc., Class A	281	50,827
Genesco, Inc.(a)	5,894	375,330
Group 1 Automotive, Inc.	3,377	521,510
Hibbett Sports, Inc.(a)	4,929	441,786
Kontoor Brands, Inc.	7,160	403,896
Leslie's, Inc.(a)	29,300	805,457
Lumber Liquidators Holdings, Inc.(a)	10,661	224,947
Luminar Technologies, Inc.(a)	26,385	579,151
MarineMax, Inc.(a)	2,686	130,916
ODP Corp. (The)(a)	7,096	340,679
Perdoceo Education Corp.(a)	28,575	350,615
Planet Fitness, Inc., Class A(a)	5,600	421,400
PlayAGS, Inc.(a)	5,501	54,460
Signet Jewelers Ltd.(a)	6,471	522,792
Standard Motor Products, Inc.	1,220	52,887
Strattec Security Corp.(a)	1,134	50,418
Tenneco, Inc., Class A(a)	15,628	301,933
Terminix Global Holdings, Inc.(a)	18,775	895,755
Tractor Supply Co.	6,865	1,277,302
Ulta Beauty, Inc.(a)	2,750	950,867
Unifi, Inc.(a)	4,142	100,899
Universal Electronics, Inc.(a)	2,122	102,917

Investments	Shares	Value
COMMON STOCKS - (continued)
CONSUMER DISCRETIONARY - (continued)
Universal Technical Institute, Inc.(a)	9,115	$59,156
Vista Outdoor, Inc.(a)	12,304	569,429

Total Consumer Discretionary		18,053,436
CONSUMER STAPLES - 3.1%
Albertsons Cos., Inc., Class A	13,620	267,769
Andersons, Inc. (The)	9,481	289,455
Beiersdorf AG, ADR	144,727	3,496,966
Cal-Maine Foods, Inc.	73,644	2,666,649
Church & Dwight Co., Inc.	10,700	911,854
Clorox Co. (The)	7,900	1,421,289
Coca-Cola Consolidated, Inc.	1,218	489,794
Fresh Del Monte Produce, Inc.	9,805	322,388
Hershey Co. (The)	9,000	1,567,620
Hormel Foods Corp.	15,300	730,575
JM Smucker Co. (The)	11,600	1,503,012
Kimberly-Clark Corp.	5,424	725,623
Lamb Weston Holdings, Inc.	64,305	5,186,841
Lancaster Colony Corp.	1,900	367,669
Landec Corp.(a)	7,222	81,248
McCormick & Co., Inc., NVDR	10,600	936,192
Medifast, Inc.	1,901	537,945
Molson Coors Brewing Co., Class B(a)	18,700	1,004,003
Sanderson Farms, Inc.	18,434	3,465,039
USANA Health Sciences, Inc.(a)	3,939	403,472
Total Consumer Staples		26,375,403
ENERGY - 0.7%
Arch Resources, Inc.(a)	958	54,587
Berry Corp.	4,600	30,912
Bonanza Creek Energy, Inc.	6,488	305,390
Bristow Group, Inc.(a)	5,529	141,598
CONSOL Energy, Inc.(a)	2,903	53,618
Delek US Holdings, Inc.	7,301	157,847
Dorian LPG Ltd.(a)	7,006	98,925
Exterran Corp.(a)	12,237	58,248
Kosmos Energy Ltd.(a)	645,830	2,234,572
Nabors Industries Ltd.(a)	891	101,788
Par Pacific Holdings, Inc.(a)	18,389	309,303
PBF Energy, Inc., Class A(a)	25,333	387,595
Peabody Energy Corp.(a)	5,600	44,408
Targa Resources Corp.	854	37,960
TechnipFMC PLC(a)	222,180	2,010,729
Total Energy		6,027,480
FINANCIALS - 5.5%
Alleghany Corp.(a)	2,858	1,906,486
Allegiance Bancshares, Inc.	4,177	160,564
American Equity Investment Life Holding Co.	13,707	443,010
Aon PLC, Class A	19,750	4,715,510
Arthur J Gallagher & Co.	12,200	1,708,976
Axos Financial, Inc.(a)	3,911	181,431
Banc of California, Inc.	16,597	291,111
Bank of Princeton (The)	880	25,230
BankUnited, Inc.	8,919	380,752

See Notes to Schedule of Investments.

PFM Multi-Manager Domestic Equity Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Shares	Value
COMMON STOCKS - (continued)
FINANCIALS - (continued)
Bankwell Financial Group, Inc.	1,736	$47,983
Banner Corp.	8,293	449,564
BCB Bancorp, Inc.	3,289	44,237
Blucora, Inc.(a)	19,709	341,163
CBTX, Inc.	4,011	109,540
Charles Schwab Corp. (The)	11,217	816,710
Chubb Ltd.	3,095	491,919
Cowen, Inc., Class A	3,629	148,970
Cullen/Frost Bankers, Inc.	8,000	896,000
Customers Bancorp, Inc.(a)	7,476	291,489
Donegal Group, Inc., Class A	4,771	69,514
Elevate Credit, Inc.(a)	6,365	22,723
Employers Holdings, Inc.	10,767	460,828
Encore Capital Group, Inc.(a)	62	2,938
Enova International, Inc.(a)	13,127	449,075
Everest Re Group Ltd.	14,376	3,622,896
EZCORP, Inc., Class A(a)	17,328	104,488
First Bancorp	5,373	219,809
First Business Financial Services, Inc.	1,257	34,027
First Internet Bancorp	1,698	52,604
FS Bancorp, Inc.	642	45,755
Genworth Financial, Inc., Class A(a)	84,335	328,907
Green Dot Corp., Class A(a)	7,024	329,074
Greenhill & Co., Inc.	10,441	162,462
Hanmi Financial Corp.	7,938	151,298
Hartford Financial Services Group, Inc. (The)	18,729	1,160,636
Hilltop Holdings, Inc.	11,842	431,049
Home Bancorp, Inc.	574	21,875
HomeStreet, Inc.	9,913	403,856
James River Group Holdings Ltd.	8,382	314,493
Level One Bancorp, Inc.	1,026	28,010
Meridian Corp.	1,078	28,298
MetLife, Inc.	20,001	1,197,060
Mid Penn Bancorp, Inc.	925	25,391
National Bank Holdings Corp., Class A	7,243	273,351
Northeast Bank	789	23,567
Northern Trust Corp.	50,840	5,878,121
Northfield Bancorp, Inc.	8,873	145,517
Northrim BanCorp, Inc.	1,300	55,575
Piper Sandler Cos.	4,402	570,323
Popular, Inc.	16,180	1,214,309
Preferred Bank	4,103	259,597
Prosperity Bancshares, Inc.	10,900	782,620
Reinsurance Group of America, Inc.	9,027	1,029,078
Safety Insurance Group, Inc.	2,073	162,274
SiriusPoint Ltd.(a)	21,013	211,601
South Plains Financial, Inc.	317	7,332
State Auto Financial Corp.	2,979	51,001
Stewart Information Services Corp.	8,227	466,389
StoneX Group, Inc.(a)	3,034	184,073
SVB Financial Group(a)	1,850	1,029,396
Towne Bank	24,503	745,381
Tradeweb Markets, Inc., Class A	17,000	1,437,520
Travelers Cos., Inc. (The)	32,364	4,845,214

Investments	Shares	Value
COMMON STOCKS - (continued)
FINANCIALS - (continued)
TrustCo Bank Corp.	2,508	$86,225
UMB Financial Corp.	2,718	252,937
United Fire Group, Inc.	5,391	149,492
United Insurance Holdings Corp.	8,437	48,091
Universal Insurance Holdings, Inc.	9,205	127,765
Valley National Bancorp	54,799	735,951
Veritex Holdings, Inc.	5,536	196,030
Western New England Bancorp, Inc.	3,249	26,479
White Mountains Insurance Group Ltd.	843	967,789
WR Berkley Corp.	15,814	1,177,036
Total Financials		46,257,745
HEALTH CARE - 7.5%
Abcam PLC, ADR(a)	14,000	266,560
Accuray, Inc.(a)	6,183	27,947
Align Technology, Inc.(a)	2,450	1,496,950
Allscripts Healthcare Solutions, Inc.(a)	33,145	613,514
Amphastar Pharmaceuticals, Inc.(a)	10,436	210,390
Assertio Holdings, Inc.(a)	3,801	5,930
Baxter International, Inc.	52,648	4,238,164
Becton Dickinson and Co.	15,707	3,819,785
Bio-Rad Laboratories, Inc., Class A(a)	1,480	953,549
Bio-Techne Corp.	2,550	1,148,163
Bioventus, Inc., Class A(a)	5,854	103,030
Castlight Health, Inc., Class B(a)	66,899	175,944
Catalent, Inc.(a)	8,050	870,366
Computer Programs & Systems, Inc.	1,916	63,669
Cooper Cos., Inc. (The)	2,700	1,069,929
CytomX Therapeutics, Inc.(a)	20,143	127,505
DENTSPLY SIRONA, Inc.	53,005	3,353,096
Eagle Pharmaceuticals, Inc.(a)	4,306	184,297
Edwards Lifesciences Corp.(a)	18,000	1,864,260
Enanta Pharmaceuticals, Inc.(a)	4,069	179,077
Endo International PLC(a)	42,343	198,165
Galera Therapeutics, Inc.(a)	1,000	9,830
Globus Medical, Inc., Class A(a)	3,386	262,517
Gossamer Bio, Inc.(a)	2,360	19,163
HealthStream, Inc.(a)	9,313	260,205
ICU Medical, Inc.(a)	20,975	4,316,655
Integra LifeSciences Holdings Corp.(a)	20,400	1,392,096
Invacare Corp.(a)	7,552	60,945
Johnson & Johnson	23,231	3,827,075
Lannett Co., Inc.(a)	28,863	134,790
Maravai LifeSciences Holdings, Inc., Class A(a)	19,645	819,786
Masimo Corp.(a)	23,125	5,606,656
Merit Medical Systems, Inc.(a)	4,031	260,645
Minerva Neurosciences, Inc.(a)	10,819	25,100

See Notes to Schedule of Investments.

PFM Multi-Manager Domestic Equity Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Shares	Value
COMMON STOCKS - (continued)
HEALTH CARE - (continued)
Moderna, Inc.(a)	21,985	$5,166,035
Molina Healthcare, Inc.(a)	1,115	282,162
Natus Medical, Inc.(a)	2,630	68,327
NextGen Healthcare, Inc.(a)	20,972	347,926
Orthofix Medical, Inc.(a)	4,903	196,659
Radius Health, Inc.(a)	4,189	76,407
Recro Pharma, Inc.(a)	9,824	22,693
Smith & Nephew PLC, ADR	114,063	4,954,897
STERIS PLC	5,765	1,189,320
Surmodics, Inc.(a)	1,801	97,704
Tandem Diabetes Care, Inc.(a)	8,800	857,120
Tricida, Inc.(a)	3,842	16,597
UnitedHealth Group, Inc.	10,910	4,368,800
Universal Health Services, Inc., Class B	12,062	1,766,239
Vanda Pharmaceuticals, Inc.(a)	10,409	223,898
Varex Imaging Corp.(a)	11,142	298,829
Veeva Systems, Inc., Class A(a)	3,700	1,150,515
Waters Corp.(a)	5,750	1,987,258
West Pharmaceutical Services, Inc.	1,000	359,100
Zimmer Biomet Holdings, Inc.	9,240	1,485,977
Total Health Care		62,882,216
INDUSTRIALS - 5.1%
3M Co.	20,278	4,027,819
AAR Corp.(a)	5,573	215,954
ABM Industries, Inc.	6,690	296,701
Aerojet Rocketdyne Holdings, Inc.	10,395	501,975
Allegiant Travel Co.(a)	2,425	470,450
AMETEK, Inc.	16,800	2,242,800
Apogee Enterprises, Inc.	8,208	334,312
ArcBest Corp.	8,099	471,281
Arcosa, Inc.	514	30,192
Argan, Inc.	500	23,895
Astec Industries, Inc.	6,116	384,941
Astronics Corp.(a)	8,331	145,876
Atlas Air Worldwide Holdings, Inc.(a)	8,014	545,834
Barrett Business Services, Inc.	728	52,860
Boise Cascade Co.	8,810	514,063
Clarivate Analytics PLC(a)	48,900	1,346,217
CoreCivic, Inc.(a)	4,144	43,388
CoStar Group, Inc.(a)	6,000	496,920
Echo Global Logistics, Inc.(a)	4,074	125,235
Fortive Corp.	31,600	2,203,784
Generac Holdings, Inc.(a)	4,300	1,785,145
Graco, Inc.	2,955	223,693
Granite Construction, Inc.	11,215	465,759
HNI Corp.	8,672	381,308
Hub Group, Inc., Class A(a)	8,322	549,086
Hyster-Yale Materials Handling, Inc.	900	65,682
IDEX Corp.	4,350	957,217
Interface, Inc.	8,845	135,328
Kelly Services, Inc., Class A(a)	8,151	195,379
Manitowoc Co., Inc. (The)(a)	785	19,233

Investments	Shares	Value
COMMON STOCKS - (continued)
INDUSTRIALS - (continued)
ManpowerGroup, Inc.	984	$117,007
Matrix Service Co.(a)	4,749	49,865
Matthews International Corp., Class A	7,351	264,342
Moog, Inc., Class A	5,865	493,012
Mueller Water Products, Inc., Class A	176,552	2,545,880
MYR Group, Inc.(a)	5,325	484,149
Nordson Corp.	5,500	1,207,305
Northrop Grumman Corp.	9,535	3,465,305
NOW, Inc.(a)	36,411	345,540
Orion Group Holdings, Inc.(a)	6,852	39,399
PAE, Inc.(a)	2,000	17,800
Powell Industries, Inc.	1,681	52,027
Primoris Services Corp.	415	12,213
Quanex Building Products Corp.	7,920	196,733
Raytheon Technologies Corp.	6,410	546,837
Resources Connection, Inc.	12,025	172,679
REV Group, Inc.	11,559	181,361
Rockwell Automation, Inc.	3,530	1,009,651
Saia, Inc.(a)	16,630	3,483,819
Team, Inc.(a)	7,560	50,652
Tennant Co.	3,897	311,175
Toro Co. (The)	12,200	1,340,536
Triumph Group, Inc.(a)	4,348	90,221
TrueBlue, Inc.(a)	5,528	155,392
Union Pacific Corp.	22,600	4,970,418
USA Truck, Inc.(a)	2,174	34,936
Verisk Analytics, Inc.	4,100	716,352
Veritiv Corp.(a)	2,584	158,709
Werner Enterprises, Inc.	22,863	1,017,861
Total Industrials		42,783,503
INFORMATION TECHNOLOGY - 7.9%
Accenture PLC, Class A	10,160	2,995,066
ADTRAN, Inc.	13,403	276,772
Amphenol Corp., Class A	58,561	4,006,158
Anaplan, Inc.(a)	14,000	746,200
Apple, Inc.	23,265	3,186,374
Arlo Technologies, Inc.(a)	25,438	172,215
Asana, Inc., Class A(a)	36,500	2,264,095
AstroNova, Inc.(a)	1,693	23,567
Avnet, Inc.	4,122	165,210
Bel Fuse, Inc., Class B	2,739	39,442
Benchmark Electronics, Inc.	2,794	79,517
BM Technologies, Inc.(a)	1,101	13,696
CalAmp Corp.(a)	6,074	77,261
Cirrus Logic, Inc.(a)	1,008	85,801
CommScope Holding Co., Inc.(a)	5,242	111,707
Comtech Telecommunications Corp.	9,668	233,579
CSG Systems International, Inc.	9,953	469,583
Daktronics, Inc.(a)	6,639	43,751
Diebold Nixdorf, Inc.(a)	6,023	77,335
DSP Group, Inc.(a)	8,217	121,612
Entegris, Inc.	20,520	2,523,344
ePlus, Inc.(a)	1,260	109,229
Extreme Networks, Inc.(a)	22,584	252,037

See Notes to Schedule of Investments.

PFM Multi-Manager Domestic Equity Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Shares	Value
COMMON STOCKS - (continued)
INFORMATION TECHNOLOGY - (continued)
Harmonic, Inc.(a)	31,128	$265,211
Infinera Corp.(a)	10,137	103,397
Insight Enterprises, Inc.(a)	2,038	203,820
Jack Henry & Associates, Inc.	21,920	3,584,139
Mastercard, Inc., Class A	13,775	5,029,115
Medallia, Inc.(a)	45,500	1,535,625
Microsoft Corp.	19,845	5,376,011
Motorola Solutions, Inc.	18,240	3,955,344
NeoPhotonics Corp.(a)	5,898	60,219
NETGEAR, Inc.(a)	12,948	496,167
New Relic, Inc.(a)	10,535	705,529
NVIDIA Corp.	6,845	5,476,685
Okta, Inc.(a)	4,900	1,198,932
OneSpan, Inc.(a)	10,624	271,337
Palo Alto Networks, Inc.(a)	4,200	1,558,410
PC Connection, Inc.	4,281	198,082
Photronics, Inc.(a)	26,945	355,943
Plantronics, Inc.(a)	9,321	388,965
Progress Software Corp.	6,976	322,640
Pure Storage, Inc., Class A(a)	47,000	917,910
Sanmina Corp.(a)	12,652	492,922
ScanSource, Inc.(a)	7,096	199,610
ServiceNow, Inc.(a)	1,200	659,460
SMART Global Holdings, Inc.(a)	4,740	226,003
Smartsheet, Inc., Class A(a)	16,100	1,164,352
Splunk, Inc.(a)	4,050	585,549
Super Micro Computer, Inc.(a)	1,876	65,998
Synopsys, Inc.(a)	3,650	1,006,634
Texas Instruments, Inc.	24,995	4,806,539
TTEC Holdings, Inc.	612	63,091
Unisys Corp.(a)	8,508	215,337
Universal Display Corp.	10,890	2,421,174
Veeco Instruments, Inc.(a)	18,997	456,688
Workday, Inc., Class A(a)	8,400	2,005,416
Xerox Holdings Cop.	2,546	59,806
Zendesk, Inc.(a)	5,200	750,568
Zscaler, Inc.(a)	6,300	1,361,178
Total Information Technology		66,617,357
MATERIALS - 1.0%
AdvanSix, Inc.(a)	5,329	159,124
American Vanguard Corp.	6,157	107,809
AptarGroup, Inc.	12,398	1,746,134
Clearwater Paper Corp.(a)	5,610	162,522
Hawkins, Inc.	4,190	137,223
Kraton Corp.(a)	5,232	168,941
Nutrien Ltd.	34,510	2,091,651
Rayonier Advanced Materials, Inc.(a)	16,707	111,770
Sherwin-Williams Co. (The)	6,910	1,882,629
Stepan Co.	3,537	425,395
SunCoke Energy, Inc.	54,045	385,881
Trinseo S.A.	9,768	584,517
US Concrete, Inc.(a)	3,407	251,437
Valhi, Inc.	1,014	24,671
Verso Corp., Class A	3,211	56,835
Total Materials		8,296,539

Investments	Shares	Value
COMMON STOCKS - (continued)
REAL ESTATE - 1.5%
Armada Hoffler Properties, Inc.	15,257	$202,766
AvalonBay Communities, Inc.	2,406	502,108
Boston Properties, Inc.	7,064	809,464
Community Healthcare Trust, Inc.	5,614	266,440
Cousins Properties, Inc.	26,340	968,785
Equity Commonwealth	167,070	4,377,234
Forestar Group, Inc.(a)	5,935	124,101
Four Corners Property Trust, Inc.	15,970	440,932
Franklin Street Properties Corp.	20,737	109,077
GEO Group, Inc. (The)	17,850	127,092
Healthcare Realty Trust, Inc.	63,622	1,921,384
Industrial Logistics Properties Trust	17,170	448,824
iStar, Inc.	25,137	521,090
Mack-Cali Realty Corp.	11,112	190,571
Monmouth Real Estate Investment Corp.	13,207	247,235
NexPoint Residential Trust, Inc.	5,520	303,490
RE/MAX Holdings, Inc., Class A	5,036	167,850
Realogy Holdings Corp.(a)	28,432	518,031
Retail Opportunity Investments Corp.	3,340	58,984
RPT Realty	16,733	217,194
Whitestone REIT	20,422	168,481
Total Real Estate		12,691,133
UTILITIES - 1.5%
American Water Works Co., Inc.	1,598	246,300
Avista Corp.	20,668	881,904
California Water Service Group	8,475	470,701
Essential Utilities, Inc.	21,203	968,977
IDACORP, Inc.	2,494	243,165
Middlesex Water Co.	2,919	238,570
NextEra Energy, Inc.	41,110	3,012,541
SJW Group	51,804	3,279,193
United Utilities Group PLC, ADR	103,070	2,832,879
Total Utilities		12,174,230
TOTAL COMMON STOCKS (Cost: $266,741,980)		321,004,612
EXCHANGE-TRADED FUND - 60.4%
Vanguard Total Stock Market ETF (Cost: $374,259,075)	2,274,023	506,697,805
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.005%(b) (Cost: $11,154,837)	11,154,837	11,154,837

See Notes to Schedule of Investments.

PFM Multi-Manager Domestic Equity Fund (concluded)
Schedule of Investments (unaudited)
June 30, 2021

TOTAL INVESTMENTS - 100.0% (Cost: $652,155,892)	838,857,254
OTHER ASSETS AND LIABILITIES, NET - (0.0)%(c)	(291,146)
NET ASSETS - 100.0%	$838,566,108

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at June 30, 2021.
(c)	Amount is less than 0.05%.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$321,004,612	$—	$—	$321,004,612
Exchange-Traded Fund	506,697,805	—	—	506,697,805
Money Market Fund	11,154,837	—	—	11,154,837
Total	$838,857,254	$—	$—	$838,857,254

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited)
June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 61.5%
ARGENTINA - 0.5%
MercadoLibre, Inc.(a)	2,048	$3,190,354
AUSTRALIA - 1.4%
Atlassian Corp. PLC, Class A(a)	2,107	541,204
BHP Group PLC	21,065	620,665
BlueScope Steel Ltd.	45,419	748,001
CSL Ltd.	14,482	3,097,385
CSR Ltd.	23,515	101,578
Data#3 Ltd.	5,021	21,124
Enero Group Ltd.	4,876	9,179
Fortescue Metals Group Ltd.	49,556	867,420
Healthia Ltd.	9,923	15,181
Incitec Pivot Ltd.	255,748	456,480
Mineral Resources Ltd.	18,006	725,549
MotorCycle Holdings Ltd.	4,504	9,356
Nufarm Ltd.(a)	4,508	15,484
Pact Group Holdings Ltd.	17,018	47,222
Redbubble Ltd.(a)	204,043	552,410
Ridley Corp. Ltd.(a)	19,693	16,836
Shaver Shop Group Ltd.	12,690	9,517
Sigma Healthcare Ltd. (a)	40,393	18,024
South32 Ltd.	289,221	635,521
Total Australia		8,508,136
AUSTRIA - 0.3%
ANDRITZ AG	11,012	618,663
Erste Group Bank AG	32,900	1,207,006
voestalpine AG	3,254	132,499
Total Austria		1,958,168
BELGIUM - 0.0% (b)
bpost S.A.(a)	11,623	139,060
Deceuninck N.V.	5,252	18,371
Econocom Group S.A.	1,184	4,493
Groupe Bruxelles Lambert S.A.	424	47,430
Total Belgium		209,354
BRAZIL - 1.7%
B3 S.A. - Brasil Bolsa Balcao	204,487	691,518
Banco Bradesco S.A., ADR	107,641	552,198
Boa Vista Servicos S.A.	188,636	416,806
Cia de Saneamento Basico do Estado de Sao Paulo	39,700	291,975
Duratex S.A.	64,087	306,661
Equatorial Energia S.A.	68,934	343,714
Hapvida Participacoes e Investimentos S.A.(c)	80,844	250,474
Itau Unibanco Holding S.A., ADR	269,704	1,620,921
Klabin S.A., (Unit)(a)	41,036	217,316
Lojas Renner S.A.	141,581	1,259,023
Magazine Luiza S.A.	476,566	2,026,493
Pagseguro Digital Ltd., Class A(a)	7,067	395,187
Raia Drogasil S.A.	93,153	462,787
Vale S.A., ADR	34,606	789,363
WEG S.A.	49,338	334,190

Investments	Shares	Value
COMMON STOCKS - (continued)
BRAZIL - (continued)
YDUQS Participacoes SA	39,390	$260,076
Total Brazil		10,218,702
BRITAIN - 5.0%
3i Group PLC	17,716	287,462
Anglo American PLC	25,308	1,005,621
Aptitude Software Group PLC	3,430	27,804
Ascential PLC(a)	162,383	934,437
Ashtead Group PLC	45,800	3,398,370
Auto Trader Group PLC(a)(c)	154,699	1,355,445
Barclays PLC	104,562	247,509
BP PLC, ADR	42,885	1,133,022
Close Brothers Group PLC	61,200	1,282,568
CNH Industrial N.V.	42,920	708,677
Coca-Cola European Partners PLC	40,639	2,410,705
FDM Group Holdings PLC	31,827	449,068
Ferguson PLC	3,396	472,117
Gear4Music Holdings PLC(a)	5,112	70,714
GlaxoSmithKline PLC	90,400	1,774,964
Hargreaves Services PLC	3,500	21,303
Howden Joinery Group PLC	29,313	331,120
Kainos Group PLC	2,007	40,950
Keystone Law Group PLC	2,569	24,165
Kingfisher PLC	51,364	258,984
M&G PLC	153,827	487,074
Mattioli Woods PLC	1,770	18,180
Moneysupermarket.com Group PLC	139,382	494,743
Mortgage Advice Bureau Holdings Ltd.	62,536	1,020,771
Numis Corp. PLC	65,296	320,650
Prudential PLC	16,467	312,867
Reckitt Benckiser Group PLC	14,300	1,265,403
RELX PLC	28,982	769,342
Rentokil Initial PLC	241,500	1,653,631
Rightmove PLC	141,271	1,269,059
Rio Tinto PLC	1,787	147,057
Rio Tinto PLC, ADR	11,500	964,735
Rotork PLC	91,292	429,871
Sabre Insurance Group PLC(c)	219,248	773,379
Schroders PLC	7,113	345,659
Tesco PLC	137,802	424,991
Unilever PLC	7,907	462,722
Unilever PLC	26,100	1,527,752
UP Global Sourcing Holdings PLC	4,984	15,857
Victorian Plumbing Group PLC(a)	122,628	505,501
WPP PLC	17,028	229,471
Total Britain		29,673,720
CANADA - 3.5%
Apollo Healthcare Corp.(a)	8,900	19,529
Bird Construction, Inc.	2,800	19,945
Brookfield Asset Management Reinsurance Partners Ltd., Class A(a)	364	19,234
Brookfield Asset Management, Inc., Class A	52,800	2,693,669
CAE, Inc.(a)	53,504	1,647,937

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Shares	Value
COMMON STOCKS - (continued)
CANADA - (continued)
Cameco Corp.	53,700	$1,029,293
Canadian Pacific Railway Ltd.	42,500	3,268,675
Canfor Corp.(a)	3,200	73,211
Capstone Mining Corp.(a)	91,300	396,252
Cascades, Inc.	7,300	89,866
Cervus Equipment Corp.	3,100	41,263
Cogeco Communications, Inc.	3,187	311,630
Cogeco, Inc.	800	62,046
Computer Modelling Group Ltd.	64,531	266,016
Empire Co., Ltd., Class A	13,024	410,809
Intertape Polymer Group, Inc.	2,600	60,281
Lassonde Industries, Inc., Class A	200	27,912
Linamar Corp.	1,800	112,899
Lululemon Athletica, Inc.(a)	6,500	2,372,305
Magna International, Inc.	26,400	2,444,279
Melcor Developments Ltd.	2,000	21,620
Methanex Corp.	1,000	33,148
Pason Systems, Inc.	105,165	757,602
PFB Corp.	700	12,141
PHX Energy Services Corp.	5,600	20,239
Shopify, Inc., Class A(a)	2,300	3,360,254
Stella-Jones, Inc.	7,400	266,426
Suncor Energy, Inc.	28,195	675,306
TMX Group Ltd.	3,461	365,588
Winpak Ltd.	900	28,076
Total Canada		20,907,451
CHILE - 0.0% (b)
Banco Santander Chile, ADR	14,720	292,486
CHINA - 5.6%
Alibaba Group Holding Ltd.(a)	26,200	742,372
Alibaba Group Holding Ltd., ADR(a)	11,845	2,686,209
Autohome, Inc., ADR	7,009	448,296
Baidu, Inc., ADR(a)	3,773	769,315
Centre Testing International Group Co., Ltd., Class A	83,400	411,485
China Longyuan Power Group Corp. Ltd., Class H	337,000	580,743
China Pacific Insurance Group Co., Ltd., Class H	158,000	497,546
Didi Global, Inc. (a)	19,991	282,673
ENN Energy Holdings Ltd.	50,800	967,021
Great Wall Motor Co., Ltd., Class H	210,500	680,493
Haitian International Holdings Ltd.	110,715	371,460
Huazhu Group Ltd., ADR(a)	7,743	408,908
JD.com, Inc., ADR(a)	39,133	3,123,205
JD.com, Inc., Class A(a)	5,900	232,070
Li Ning Co., Ltd.	98,000	1,196,553
Midea Group Co., Ltd., Class A	82,800	914,568
New Oriental Education & Technology Group, Inc., ADR(a)	32,572	266,765
Oppein Home Group, Inc., Class A	15,200	333,949
PICC Property & Casualty Co., Ltd., Class H	526,000	460,672

Investments	Shares	Value
COMMON STOCKS - (continued)
CHINA - (continued)
Ping An Insurance Group Co. of China Ltd., Class H	138,000	$1,351,686
Shenzhou International Group Holdings Ltd.	116,400	2,939,871
Tencent Holdings Ltd.	113,400	8,529,500
Weichai Power Co., Ltd., Class A	156,995	434,190
Wuxi Biologics Cayman, Inc.(a)(c)	195,924	3,590,792
Yum China Holdings, Inc.	17,676	1,171,035
Zhejiang Supor Co., Ltd., Class A	22,861	225,693
Total China		33,617,070
CZECH - 0.1% (b)
Avast PLC(c)	46,964	318,200
DENMARK - 0.2%
Norden A/S	4,524	143,917
Columbus A/S	69,275	117,534
SimCorp A/S	2,630	330,131
Vestas Wind Systems A/S	10,295	401,868
Total Denmark		993,450
EGYPT - 0.0% (b)
Commercial International Bank Egypt SAE, GDR(a)	55,696	182,961
FINLAND - 0.6%
Alma Media Oyj	1,354	16,569
Digia Oyj	375	3,397
Enento Group Oyj(c)	20,021	804,783
Fiskars Oyj Abp	3,395	73,830
Harvia Oyj	2,767	167,329
Kone Oyj, Class B	13,313	1,086,069
Marimekko Oyj	466	35,640
Nordea Bank Abp	42,766	476,027
Orion Oyj, Class B	12,527	538,454
Ponsse Oyj	449	22,574
Rapala VMC Oyj(a)	2,205	21,753
Scanfil Oyj	5,613	52,313
Vincit Oyj	1,410	16,803
Total Finland		3,315,541
FRANCE - 4.1%
Air Liquide S.A.	3,589	628,390
Alstom S.A.(a)	8,244	416,331
Alten S.A.	6,733	892,573
Amundi S.A.(c)	18,600	1,639,786
BNP Paribas S.A.	12,524	785,137
Capgemini SE	3,014	578,964
CBo Territoria	4,714	19,899
Cie de Saint-Gobain	4,203	276,795
Cie Generale des Etablissements Michelin SCA	12,500	1,993,542
Dassault Systemes SE	10,000	2,424,859
Engie S.A.	38,863	532,429
Haulotte Group S.A.	5,851	44,402
Infotel S.A.	299	17,798

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Shares	Value
COMMON STOCKS - (continued)
FRANCE - (continued)
Jacquet Metal S.A.	5,061	$117,021
LVMH Moet Hennessy Louis Vuitton SE	8,485	6,653,399
Manitou BF S.A.	1,138	36,433
Pernod Ricard S.A.	10,101	2,242,144
Publicis Groupe S.A.	15,515	992,330
Rexel S.A.(a)	1,627	34,031
Safran S.A.	11,022	1,528,067
Sanofi	6,848	717,485
Societe Generale S.A.	25,243	744,107
Somfy S.A.	380	64,524
TOTAL S.A.	27,600	1,248,687
Total France		24,629,133
GERMANY - 4.3%
Ad Pepper Media International N.V.(a)	2,199	15,540
adidas AG	826	307,443
ADVA Optical Networking SE(a)	3,827	53,002
AP Moller - Maersk A/S, Class B	314	902,507
BASF SE	12,018	946,793
Bayerische Motoren Werke AG	8,933	945,999
BioNTech SE, ADR(a)	1,667	373,208
Brockhaus Capital Management AG(a)(c)	10,431	283,240
Carl Zeiss Meditec AG	1,254	242,295
Carlsberg A/S, Class B	2,829	527,343
Continental AG(a)	2,612	383,988
CTS Eventim AG & Co. KGaA(a)	4,870	304,322
Daimler AG	14,038	1,253,411
Deutsche Bank AG(a)	50,527	658,198
Deutsche Post AG	19,559	1,330,298
DSV PANALPINA A/S	19,268	4,493,434
Genmab A/S(a)	756	309,332
Hawesko Holding AG	889	62,826
Hornbach Holding AG & Co. KGaA	1,527	174,003
Infineon Technologies AG	6,499	260,623
Jungheinrich AG, (Preference Shares)	844	41,252
Krones AG	336	30,020
KSB SE & Co. KGaA	32	15,178
Merck KGaA	5,952	1,141,211
MTU Aero Engines AG	1,099	272,226
Nemetschek SE	23,800	1,820,809
New Work SE	2,813	883,912
Novo Nordisk A/S, Class B	16,444	1,377,664
ProSiebenSat.1 Media SE	21,048	418,665
Roche Holding AG	5,987	2,255,357
SAP SE	4,157	585,782
Siemens AG	8,938	1,416,136
Surteco Group SE	1,111	36,228
Symrise AG	11,800	1,644,043
Technotrans SE	399	12,916
Vonovia SE	4,065	262,790
Total Germany		26,041,994

Investments	Shares	Value
COMMON STOCKS - (continued)
GREECE - 0.1%(b)
Alpha Bank AE(a)	81,335	$103,966
Eurobank Ergasias S.A.(a)	57,518	57,972
Hellenic Telecommunications Organization S.A.	9,396	157,649
Total Greece		319,587
HONG KONG - 1.3%
AIA Group Ltd.	499,500	6,208,126
Chen Hsong Holdings	44,000	15,697
China Mengniu Dairy Co., Ltd.	154,000	931,224
ESR Cayman Ltd.(a)(c)	165,600	558,804
Hang Lung Properties Ltd.	84,000	204,041
Pico Far East Holdings Ltd.	142,000	24,873
Total Hong Kong		7,942,765
HUNGARY - 0.2%
OTP Bank Nyrt(a)	13,580	731,077
Richter Gedeon Nyrt	12,566	334,534
Total Hungary		1,065,611
ICELAND - 0.2%
Marel HF(c)	143,160	994,747
INDIA - 1.4%
Dr Reddy's Laboratories Ltd., ADR	5,053	371,446
HDFC Bank Ltd., ADR(a)	48,370	3,536,814
ICICI Bank Ltd., ADR(a)	103,208	1,764,857
Infosys Ltd., ADR	59,419	1,259,089
Reliance Industries Ltd., GDR(c)	15,576	881,602
Reliance Industries Ltd., GDR(c)	7,442	421,217
Total India		8,235,025
INDONESIA - 0.2%
Bank Mandiri Persero Tbk PT	1,570,500	639,031
Bank Rakyat Indonesia Persero Tbk PT	577,900	157,029
Bumitama Agri Ltd.	60,200	20,370
Telkom Indonesia Persero Tbk PT, ADR	14,272	309,274
Total Indonesia		1,125,704
IRELAND - 2.3%
Accenture PLC, Class A	18,590	5,480,146
Experian PLC	111,602	4,301,000
Fineos Corp. Ltd.(a)	171,123	500,502
ICON PLC(a)	8,315	1,718,794
James Hardie Industries PLC	25,914	879,787
Medtronic PLC	5,657	702,203
Ryanair Holdings PLC, ADR(a)	2,744	296,928
Total Ireland		13,879,360
ISRAEL - 0.2%
Bank Hapoalim BM(a)	2,039	16,361
Bank Leumi Le-Israel BM(a)	43,371	329,391
First International Bank Of Israel Ltd.(a)	1,742	55,784

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Shares	Value
COMMON STOCKS - (continued)
ISRAEL - (continued)
Max Stock Ltd.	109,000	$413,245
Mizrahi Tefahot Bank Ltd.(a)	10,003	308,054
Neto ME Holdings Ltd.	160	7,519
NR Spuntech Industries Ltd.	8,850	23,864
Plus500 Ltd.	16,208	299,314
Total Israel		1,453,532
ITALY - 0.9%
Cerved Group SpA(a)	56,845	660,559
DiaSorin SpA	3,898	737,218
Enel SpA	62,382	579,329
Ferrari N.V.	11,628	2,399,095
Gruppo MutuiOnline SpA	18,566	884,988
Total Italy		5,261,189
JAPAN - 5.8%
AEON Financial Service Co., Ltd.	15,200	179,097
Aiful Corp.	55,400	190,992
Brother Industries Ltd.	27,500	548,787
Canon, Inc.	26,200	592,651
Capcom Co., Ltd.	17,400	509,024
Credit Saison Co., Ltd.	11,800	143,816
Daiichi Jitsugyo Co., Ltd.	900	34,714
Daiken Corp.	1,800	33,798
Daiwa House Industry Co., Ltd.	17,200	516,333
Disco Corp.	2,400	733,426
FANUC Corp.	8,100	1,953,639
Fujitsu Ltd.	8,300	1,553,985
Glory Ltd.	2,800	58,044
Gun-Ei Chemical Industry Co., Ltd.	600	13,264
Hitachi Ltd.	9,400	538,219
I-NE Co., Ltd.(a)	1,800	91,867
I-O Data Device, Inc.	1,500	13,907
Ichimasa Kamaboko Co., Ltd.	1,600	13,495
Iida Group Holdings Co., Ltd.	21,800	561,213
Internet Initiative Japan, Inc.	3,500	108,691
IwaiCosmo Holdings, Inc.	9,000	133,426
JUTEC Holdings Corp.	1,000	9,181
KDDI Corp.	51,100	1,593,785
Keyence Corp.	4,900	2,473,046
Kobe Bussan Co., Ltd.	5,800	182,727
Konica Minolta, Inc.	14,600	80,691
Kubota Corp.	66,600	1,347,047
Kyokuto Securities Co., Ltd.	3,500	25,550
Lasertec Corp.	12,100	2,351,492
Makita Corp.	12,800	602,583
Makiya Co., Ltd.	1,100	8,733
MarkLines Co., Ltd.	14,700	387,695
Marui Group Co., Ltd.	61,900	1,163,394
Marusan Securities Co., Ltd.	8,000	43,494
Mazda Motor Corp.(a)	5,400	50,746
Megachips Corp.	1,200	34,403
Meitec Corp.	6,200	335,407
Mercari, Inc.(a)	14,300	759,440
Mercuria Investment Co., Ltd.(a)	2,100	14,706
Mito Securities Co., Ltd.	30,100	79,656
Mitsubishi Electric Corp.	55,000	798,303
Morito Co., Ltd.	1,900	10,364
Nakanishi, Inc.	16,500	360,907

Investments	Shares	Value
COMMON STOCKS - (continued)
JAPAN - (continued)
Natori Co., Ltd.	1,700	$28,860
Nexon Co., Ltd.	10,900	242,931
Nichiha Corp.	900	22,870
Nidec Corp.	15,900	1,842,680
Nihon Kohden Corp.	13,700	390,918
Nintendo Co., Ltd.	1,999	1,162,747
Nippon Concept Corp.	900	15,125
Nojima Corp.	2,800	69,209
Nomura Holdings, Inc.	8,400	42,932
OBIC Business Consultants Co., Ltd.	2,600	150,250
Okasan Securities Group, Inc.	14,400	53,921
Okuwa Co., Ltd.	2,800	27,396
Otsuka Holdings Co., Ltd.	29,500	1,223,336
Premium Group Co., Ltd.	2,000	63,189
Rohm Co., Ltd.	5,300	489,950
Ryohin Keikaku Co., Ltd.	22,700	476,088
Sangetsu Corp.	2,600	36,229
Seiko Epson Corp.	34,300	603,287
Shimamura Co., Ltd.	2,300	220,694
Shimano, Inc.	1,500	355,777
Soliton Systems KK	2,400	35,580
Sony Corp.	27,000	2,628,426
Sparx Group Co., Ltd.	14,300	32,952
Sumitomo Bakelite Co., Ltd.	1,400	61,875
Sumitomo Mitsui Financial Group, Inc.	10,800	372,330
Sunday Co., Ltd.	700	9,640
T&D Holdings, Inc.	44,600	576,494
Techno Medica Co., Ltd.	1,900	27,398
Tokyo Electron Ltd.	1,900	822,287
Tokyo Keiki, Inc.	2,400	23,137
Transcosmos, Inc.	2,800	77,375
Wacom Co., Ltd.	9,500	60,372
Wantedly, Inc.(a)	600	14,339
Yamada Holdings Co., Ltd.	92,200	425,749
Yamaha Corp.	7,700	417,940
Yamaha Motor Co., Ltd.	12,600	342,518
Zeon Corp.	1,300	17,986
Total Japan		34,700,525
KAZAKHSTAN - 0.2%
Kaspi.KZ JSC, GDR(c)	9,217	977,002
LUXEMBOURG - 0.3%
ArcelorMittal S.A.	14,579	446,870
Eurofins Scientific SE(a)	8,935	1,021,327
Ternium S.A., ADR	5,879	226,107
Total Luxembourg		1,694,304
MACAU - 0.1%
HAL Trust	690	121,416
Sands China Ltd.(a)	78,800	331,873
Total Macau		453,289
MALAYSIA - 0.1%
CIMB Group Holdings Bhd	141,900	157,571
Heineken Malaysia Bhd	108,000	613,947
Total Malaysia		771,518

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Shares	Value
COMMON STOCKS - (continued)
MEXICO - 0.4%
Arca Continental S.A.B. de C.V.	76,300	$441,555
Cemex S.A.B. de C.V., (Unit), Series CPO(a)	179,244	150,884
Cemex S.A.B. de C.V., ADR(a)	11,528	96,835
Corp. Moctezuma S.A.B. de C.V., Series *	144,684	439,046
Fomento Economico Mexicano S.A.B. de C.V., ADR	2,180	184,232
Grupo Financiero Banorte S.A.B. de C.V., Class O	198,832	1,280,329
Total Mexico		2,592,881
NETHERLANDS - 2.5%
Accell Group N.V.(a)	2,020	108,503
Adyen N.V.(a)(c)	826	2,018,115
Akzo Nobel N.V.	16,900	2,088,082
ASML Holding N.V.	2,805	1,927,101
ASML Holding N.V.	4,775	3,298,761
Heineken N.V.	16,200	1,963,175
Koninklijke DSM N.V.	2,623	489,549
Koninklijke Philips N.V.	21,607	1,070,681
Nedap N.V.	450	31,001
Ordina N.V.	86,709	388,642
Randstad N.V.	11,668	892,379
Royal Dutch Shell PLC, Class A	23,250	468,778
Wolters Kluwer N.V.	3,993	401,124
Total Netherlands		15,145,891
NEW ZEALAND - 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	19,627	426,944
Fletcher Building Ltd.	17,806	93,597
New Zealand Refining Co., Ltd. (The)(a)	101,742	47,649
NZME Ltd.(a)	15,783	8,286
NZX Ltd.	16,197	22,643
Stride Property Group	16,669	27,847
Tourism Holdings Ltd.(a)	10,954	19,372
Total New Zealand		646,338
NORWAY - 0.4%
Adevinta ASA(a)	50,749	972,525
Bouvet ASA	103,000	733,309
Equinor ASA	16,110	340,867
Pareto Bank ASA	8,128	49,088
Stolt-Nielsen Ltd.	1,217	17,781
Telenor ASA	20,929	352,700
Total Norway		2,466,270
PERU - 0.2%
Credicorp Ltd.(a)	11,700	1,416,987
POLAND - 0.1%
Allegro.eu S.A.(a)(c)	11,538	198,564
KGHM Polska Miedz S.A.	3,311	162,945

Investments	Shares	Value
COMMON STOCKS - (continued)
POLAND - (continued)
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	26,484	$262,756
Total Poland		624,265
PORTUGAL - 0.1% (b)
CTT-Correios de Portugal S.A.	7,661	43,785
Galp Energia SGPS S.A.	25,938	281,479
Total Portugal		325,264
RUSSIA - 1.2%
Evraz PLC	69,018	565,198
HeadHunter Group PLC, ADR	38,456	1,629,381
LUKOIL PJSC, ADR	8,730	803,160
Magnit PJSC, GDR	23,620	342,608
Novatek PJSC, GDR	5,071	1,112,070
Polyus PJSC, GDR	2,643	255,710
Polyus PJSC, GDR	1,113	107,683
Rosneft Oil Co. PJSC, GDR	82,888	641,553
Sberbank of Russia PJSC, ADR	54,347	902,432
Sberbank of Russia PJSC, ADR	7,779	129,832
X5 Retail Group N.V., GDR	6,530	228,942
Yandex N.V., Class A(a)	4,435	313,776
Total Russia		7,032,345
SINGAPORE - 0.6%
DBS Group Holdings Ltd.	86,700	1,922,010
Great Eastern Holdings Ltd.	2,800	46,330
Haw Par Corp. Ltd.	116,000	1,181,825
HRnetgroup Ltd.	69,700	35,765
IGG, Inc.	94,000	124,215
Total Singapore		3,310,145
SOUTH AFRICA - 0.8%
Aspen Pharmacare Holdings Ltd.(a)	23,775	269,866
AVI Ltd.	35,164	174,958
FirstRand Ltd.	340,175	1,276,609
Foschini Group Ltd. (The)(a)	24,350	271,192
Gold Fields Ltd.	27,909	250,947
Impala Platinum Holdings Ltd.	43,997	725,550
Mr Price Group Ltd.	19,390	285,853
MultiChoice Group Ltd.	21,522	176,848
Naspers Ltd., Class N	5,230	1,098,077
Nedbank Group Ltd.(a)	19,562	234,073
Shoprite Holdings Ltd.	28,409	309,236
Total South Africa		5,073,209
SOUTH KOREA - 2.9%
Hana Financial Group, Inc.	11,809	482,888
KB Financial Group, Inc.	16,603	822,668
Korea Zinc Co., Ltd.	998	382,398
LG Chem Ltd.	1,132	854,415
LG Electronics, Inc.	2,231	323,908
LG Household & Health Care Ltd.	404	632,108
LG Uplus Corp.	16,209	220,937
NAVER Corp.	2,927	1,085,133

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Shares	Value
COMMON STOCKS - (continued)
SOUTH KOREA - (continued)
NCSoft Corp.	685	$498,779
S-1 Corp.	10,000	727,257
Samsung Electronics Co., Ltd.	57,385	4,112,214
Samsung Electronics Co., Ltd., GDR	1,847	3,294,124
Samsung Electronics Co., Ltd., GDR	609	1,086,151
Samsung Fire & Marine Insurance Co., Ltd.	2,699	528,464
Samsung SDI Co., Ltd.	1,685	1,044,381
SK Hynix, Inc.	9,674	1,095,267
Total South Korea		17,191,092
SPAIN - 0.4%
Abertis Infraestructuras S.A.(a)	3,711	28,470
Amadeus IT Group S.A.(a)	29,210	2,054,593
Cia de Distribucion Integral Logista Holdings S.A.	8,199	168,579
Naturhouse Health SAU(a)	7,581	15,012
Total Spain		2,266,654
SWEDEN - 2.4%
Assa Abloy AB, Class B	49,900	1,503,163
Atlas Copco AB, Class A	38,439	2,353,564
Betsson AB, Class B	14,579	118,906
BTS Group AB, Class B	11,664	444,312
Doro AB(a)	2,049	13,862
Elanders AB, Class B	6,002	115,298
Epiroc AB, Class A	8,260	188,208
Evolution Gaming Group AB(c)	11,931	1,885,405
Ferronordic AB	5,332	140,494
FM Mattsson Mora Group AB	1,574	32,094
G5 Entertainment AB	5,179	318,010
Getinge AB, Class B	22,707	856,477
GHP Specialty Care AB	4,242	14,672
Husqvarna AB, Class B	895	11,891
Inwido AB	6,669	115,331
Karnov Group AB	114,532	703,939
Kinnevik AB, Class B	10,954	438,513
Micro Systemation AB, Class B	5,549	37,477
New Wave Group AB, Class B(a)	9,514	120,730
Nordnet AB publ	37,189	627,704
Ratos AB, Class B	9,216	55,890
Sandvik AB	16,779	428,587
Swedish Match AB	105,316	898,092
Telefonaktiebolaget LM Ericsson, Class B	83,995	1,055,667
VNV Global AB(a)	68,760	766,089
Volvo AB, Class B	35,624	857,081
Total Sweden		14,101,456
SWITZERLAND - 3.7%
ABB Ltd.	22,183	752,580
Adecco Group AG	4,462	303,141
Alcon, Inc.	55,498	3,885,610
Cie Financiere Richemont S.A.	11,694	1,414,907
Geberit AG	1,612	1,209,109
Klingelnberg AG(a)	571	13,515

Investments	Shares	Value
COMMON STOCKS - (continued)
SWITZERLAND - (continued)
Kuehne + Nagel International AG	3,665	$1,254,081
Logitech International S.A.	6,701	811,869
Lonza Group AG	3,472	2,460,889
Nestle S.A.	19,564	2,436,276
Novartis AG	28,904	2,634,083
Orell Fuessli AG	121	12,790
Sika AG	8,692	2,841,751
Sonova Holding AG	2,206	829,709
Swatch Group AG (The)	3,412	1,170,461
Zehnder Group AG	1,028	97,995
Total Switzerland		22,128,766
TAIWAN - 2.6%
Accton Technology Corp.	38,000	450,749
ASE Technology Holding Co., Ltd.	71,000	285,402
ASE Technology Holding Co., Ltd., ADR	65,232	525,118
CTBC Financial Holding Co., Ltd.	513,000	417,949
Hon Hai Precision Industry Co., Ltd.	148,000	594,921
Hon Hai Precision Industry Co., Ltd., GDR	53,194	429,807
Lumax International Corp. Ltd.	100,000	259,130
MediaTek, Inc.	43,000	1,484,648
Sea Ltd., ADR(a)	717	196,888
Taiwan Semiconductor Manufacturing Co., Ltd.	141,000	3,011,036
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	54,448	6,542,472
Uni-President Enterprises Corp.	123,000	323,144
Voltronic Power Technology Corp.	22,000	1,062,001
Total Taiwan		15,583,265
THAILAND - 0.1%
Kasikornbank PCL, NVDR	152,300	560,730

TURKEY - 0.1%
BIM Birlesik Magazalar A/S	26,151	186,670
KOC Holding A/S	102,025	214,789
Total Turkey		401,459
UNITED ARAB EMIRATES - 0.1%
Emaar Properties PJSC	490,589	555,613

UNITED STATES - 2.2%
Aon PLC, Class A	9,580	2,287,321
Baltic Classifeeds Group(a)	381,059	943,543
Carnival PLC(a)	27,100	622,591
EPAM Systems, Inc.(a)	4,127	2,108,732
Hamilton Thorne Ltd.(a)	9,700	16,120
Mettler-Toledo International, Inc.(a)	1,763	2,442,354
ResMed, Inc.	12,000	2,958,240

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Shares	Value
COMMON STOCKS - (continued)
UNITED STATES - (continued)
STERIS PLC	9,763	$2,014,107
Total United States		13,393,008
TOTAL COMMON STOCKS (Cost: $299,505,859)		367,746,516
EXCHANGE-TRADED FUNDS - 32.8%
iShares Core MSCI Total International Stock ETF (Cost: $160,011,912)	2,680,011	196,444,806
MUTUAL FUNDS – 4.1%
Artisan International Small-Mid Fund (Cost: $23,500,001)	1,114,781	24,257,643

PREFERRED STOCKS - 0.2%
Brazil - 0.1%
Gerdau S.A., 0.30%	76,313	454,306
GERMANY - 0.1%
Maschinenfabrik Berthold Hermle AG, 2.69%	31	11,101
Volkswagen AG, 3.53%	2,824	707,216
Total Germany		718,317
TOTAL PREFERRED STOCKS (Cost: $812,557)		1,172,623

Investments	Shares	Value
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.005% (Cost: $8,738,977)	8,738,977	$8,738,977
TOTAL INVESTMENTS - 100.0% (Cost: $492,569,306)		598,360,565
OTHER ASSETS AND LIABILITIES, NET - (0.0)%		(38,143)
NET ASSETS - 100.0%		$598,322,422

(a)	Non-income producing.
(b)	Amount is less than 0.05%.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2021, the value of these securities was $16,951,555, representing 2.8% of net assets.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Argentina	$3,190,354	$—	$—	$3,190,354
Australia	7,887,471	—	—	7,887,471
United Kingdom	37,844,030	—	—	37,844,030
Austria	1,958,168	—	—	1,958,168
Belgium	209,354	—	—	209,354
Brazil	10,218,702	—	—	10,218,702
Canada	20,907,451	—	—	20,907,451
Chile	292,486	—	—	292,486
China	29,743,605	—	—	29,743,605
Cayman Islands	4,432,269	—	—	4,432,269
Czech Republic	318,200	—	—	318,200
Germany	27,035,444	—	—	27,035,444
Egypt	182,961	—	—	182,961
Finland	3,315,541	—	—	3,315,541
France	24,629,133	—	—	24,629,133
Greece	319,587	—	—	319,587
Hong Kong	7,383,961	—	—	7,383,961
Hungary	1,065,611	—	—	1,065,611
Iceland	994,747	—	—	994,747
India	8,235,025	—	—	8,235,025
Indonesia	1,125,704	—	—	1,125,704
Ireland	11,592,467	—	—	11,592,467
Israel	1,453,532	—	—	1,453,532
Italy	5,261,189	—	—	5,261,189
Japan	34,685,819	14,706	—	34,700,525

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund (concluded)
Schedule of Investments (unaudited)
June 30, 2021

	Level 1	Level 2	Level 3	Total
Kazakhstan	$977,002	$—	$—	$977,002
Luxembourg	1,694,304	—	—	1,694,304
Macau	453,289	—	—	453,289
Malaysia	771,518	—	—	771,518
Mexico	2,592,881	—	—	2,592,881
Netherlands	15,145,891	—	—	15,145,891
New Zealand	646,338	—	—	646,338
Norway	2,448,489	—	—	2,448,489
Peru	1,416,987	—	—	1,416,987
Poland	624,265	—	—	624,265
Portugal	325,264	—	—	325,264
Russia	7,032,345	—	—	7,032,345
Singapore	3,507,033	—	—	3,507,033
South Africa	5,073,209	—	—	5,073,209
South Korea	17,191,092	—	—	17,191,092
Spain	2,238,184	28,470	—	2,266,654
Sweden	14,101,456	—	—	14,101,456
Switzerland	22,128,766	—	—	22,128,766
Taiwan	15,386,377	—	—	15,386,377
Thailand	560,730	—	—	560,730
Turkey	401,459	—	—	401,459
United Arab Emirates	555,613	—	—	555,613
United States	8,148,037	—	—	8,148,037
Total Common Stocks	367,703,340	43,176	—	367,746,516
Exchange-Traded Funds	196,444,806	—	—	196,444,806
Preferred Stocks*	1,172,623	—	—	1,172,623
Money Market Fund	8,738,977	—	—	8,738,977
Mutual Funds	24,257,643	—	—	24,257,653
Total Investments in Securities	$598,317,389	$43,176	$—	$598,360,565

See Notes to Schedule of Investments.

*      See Schedule of Investments for additional detailed categorizations

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
CORPORATE BONDS - 28.4%
BASIC MATERIALS - 0.7%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23 (a)	$91,000	$95,550
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22 (b)	340,000	347,404
Domtar Corp., 6.75%, 2/15/44	293,000	328,862
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	161,000	164,366
Georgia-Pacific LLC, 0.95%, 5/15/26 (a)	480,000	472,038
International Paper Co., Senior Bond, 4.35%, 8/15/48	532,000	658,122
Inversiones CMPC S.A., 3.00%, 4/6/31 (a)	200,000	200,750
Inversiones CMPC S.A., 4.38%, 4/4/27 (a)	500,000	555,005
LYB International Finance III LLC, 3.80%, 10/1/60	33,000	34,891
LYB International Finance III LLC, 4.20%, 5/1/50	330,000	379,702
Newmont Corp., 2.25%, 10/1/30	1,475,000	1,470,971
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	213,600
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	128,000
Total Basic Materials		5,049,261
COMMUNICATIONS - 2.3%
Amazon.com, Inc., 2.88%, 5/12/41	440,000	453,973
AT&T, Inc., 3.50%, 9/15/53 (a)	1,305,000	1,311,095
AT&T, Inc., 3.55%, 9/15/55 (a)	39,000	39,131
AT&T, Inc., 3.65%, 9/15/59 (a)	28,000	28,395
AT&T, Inc., 4.30%, 2/15/30	25,000	28,896
AT&T, Inc., 4.85%, 7/15/45	276,000	335,439
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	107,000	125,599
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	245,000	297,559
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	150,000	184,828
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41	44,000	44,298
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 4/1/61	43,000	42,204
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 4/1/51	230,000	227,485
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	331,000	380,170

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
COMMUNICATIONS - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	$25,000	$30,719
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	490,164
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	570,000	761,900
Comcast Corp., 3.30%, 2/1/27	138,000	151,652
Comcast Corp., 3.90%, 3/1/38	57,000	65,589
Comcast Corp., 4.00%, 3/1/48	600,000	702,524
Comcast Corp., 4.25%, 10/15/30	90,000	105,852
Comcast Corp., 4.60%, 10/15/38	93,000	115,264
Corning, Inc., 5.45%, 11/15/79	196,000	274,408
Cox Communications, Inc., 2.60%, 6/15/31 (a)	625,000	634,371
Cox Communications, Inc., 3.50%, 8/15/27 (a)	600,000	658,663
CSC Holdings LLC, 5.50%, 4/15/27 (a)	250,000	262,513
CSC Holdings LLC, 6.75%, 11/15/21	275,000	280,417
Discovery Communications LLC, 4.00%, 9/15/55	608,000	643,511
Discovery Communications LLC, 5.20%, 9/20/47	197,000	244,829
Discovery Communications LLC, 5.30%, 5/15/49	70,000	88,528
Expedia Group, Inc., 2.95%, 3/15/31	146,000	147,944
Level 3 Financing, Inc., 3.40%, 3/1/27 (a)	500,000	530,075
Level 3 Financing, Inc., 5.38%, 5/1/25	200,000	204,250
Sprint Corp., 7.88%, 9/15/23	275,000	312,421
T-Mobile USA, Inc., 3.00%, 2/15/41 (a)	646,000	638,035
T-Mobile USA, Inc., 3.30%, 2/15/51	65,000	64,893
T-Mobile USA, Inc., 3.60%, 11/15/60	87,000	88,575
T-Mobile USA, Inc., 4.00%, 4/15/22	275,000	279,916
T-Mobile USA, Inc., 4.38%, 4/15/40	475,000	556,842
Telefonica Emisiones S.A., 5.21%, 3/8/47	270,000	337,034
Time Warner Cable LLC, 6.55%, 5/1/37	6,000	8,173
Verizon Communications, Inc., 0.84%, 3/20/26 (SOFR + 0.790%)(c)	1,000,000	1,018,415

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
COMMUNICATIONS - (continued)
Verizon Communications, Inc., 1.68%, 10/30/30	$ 127,000	$121,266
Verizon Communications, Inc., 2.55%, 3/21/31	710,000	725,709
Verizon Communications, Inc., 2.99%, 10/30/56	372,000	349,694
Verizon Communications, Inc., 3.55%, 3/22/51	1,170,000	1,249,989
Verizon Communications, Inc., 3.70%, 3/22/61	166,000	177,796
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	59,000	70,200
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	61,000	72,664
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	385,000	498,109
ViacomCBS, Inc., 4.38%, 3/15/43	567,000	656,051
ViacomCBS, Inc., Senior Bond, 5.85%, 9/1/43	125,000	171,264
Walt Disney Co. (The), 2.75%, 9/1/49	177,000	174,690
Total Communications		17,463,981
CONSUMER, CYCLICAL - 1.5%
AutoZone, Inc., 1.65%, 1/15/31	460,000	437,610
AutoZone, Inc., 3.75%, 4/18/29	360,000	401,217
BMW US Capital LLC, 3.90%, 4/9/25 (a)	153,000	168,708
Dana, Inc., 5.38%, 11/15/27	75,000	79,875
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 1/30/29	424,664	443,629
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	150,000	153,888
Delta Air Lines Pass Through Trust, Series 2020-A, 2.50%, 12/10/29	545,785	553,793
Delta Air Lines Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	470,103	472,560
Ford Motor Co., 5.29%, 12/8/46	400,000	446,752
Ford Motor Co., 7.45%, 7/16/31	175,000	230,125
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	100,000	106,250
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	283,001
General Motors Financial Co., Inc., 2.70%, 6/10/31	67,000	67,241
Home Depot, Inc. (The), 2.50%, 4/15/27	475,000	506,206
Home Depot, Inc. (The), 2.70%, 4/15/30	475,000	507,862

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
CONSUMER, CYCLICAL - (continued)
Hyundai Capital America, 3.40%, 6/20/24 (a)	$165,000	$175,897
Kohl's Corp., 5.55%, 7/17/45	309,000	369,628
Kohls Corp., 3.38%, 5/1/31	73,000	75,574
L Brands, Inc., 5.63%, 10/15/23	75,000	82,406
Lowe's Cos., Inc., 3.00%, 10/15/50	1,250,000	1,232,409
Marriott International, Inc., Series FF, 4.63%, 6/15/30	239,000	275,257
Marriott International, Inc., Series GG, 3.50%, 10/15/32	530,000	563,020
Marriott International, Inc., Series HH, 2.85%, 4/15/31	156,000	158,417
McDonald's Corp., 3.63%, 9/1/49	70,000	77,570
McDonald's Corp., 4.20%, 4/1/50	76,000	91,575
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22 (a)	9,000	9,147
Nordstrom, Inc., 5.00%, 1/15/44	98,000	97,676
PACCAR Financial Corp., 0.80%, 6/8/23	98,000	98,812
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	206,500
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	526,195
Taylor Morrison Communities, Inc., 5.13%, 8/1/30 (a)	150,000	162,582
Taylor Morrison Communities, Inc., 6.63%, 7/15/27 (a)	100,000	107,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24 (a)	150,000	162,561
Toyota Motor Credit Corp., 1.90%, 4/6/28	156,000	158,946
United Airlines, Inc., 4.38%, 4/15/26 (a)	185,000	191,508
United Airlines, Inc., 4.63%, 4/15/29 (a)	35,000	36,225
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21 (a)	215,000	217,994
Whirlpool Corp., 2.40%, 5/15/31	1,000,000	1,008,194
William Carter Co. (The), 5.63%, 3/15/27 (a)	250,000	263,050
Total Consumer, Cyclical		11,206,860
CONSUMER, NON-CYCLICAL - 4.8%
AbbVie, Inc., 4.05%, 11/21/39	42,000	48,780
AbbVie, Inc., 4.25%, 11/21/49	757,000	907,275
AbbVie, Inc., 4.55%, 3/15/35	380,000	461,210
AbbVie, Inc., 4.75%, 3/15/45	150,000	188,062
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	240,899

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
CONSUMER, NON-CYCLICAL - (continued)
Allina Health System, 3.89%, 4/15/49	$90,000	$106,159
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	116,554
Amgen, Inc., 2.20%, 2/21/27	585,000	607,412
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	260,000	329,095
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	131,513
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	194,000	236,844
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	263,774
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	355,000	488,069
Ascension Health, 2.53%, 11/15/29	630,000	662,223
Ascension Health, 3.11%, 11/15/39	120,000	128,084
BAT Capital Corp., 2.73%, 3/25/31	620,000	612,112
Block Financial LLC, 2.50%, 7/15/28	139,000	139,566
Bristol-Myers Squibb Co., 0.75%, 11/13/25	174,000	172,488
Bristol-Myers Squibb Co., 3.90%, 2/20/28	400,000	457,414
Bristol-Myers Squibb Co., 4.13%, 6/15/39	40,000	48,272
Bristol-Myers Squibb Co., 5.00%, 8/15/45	65,000	88,840
Bush Foundation, 2.75%, 10/1/50	300,000	300,694
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	150,000	173,349
Cigna Corp., 2.40%, 3/15/30	1,125,000	1,147,694
Cigna Corp., 3.40%, 3/15/51	132,000	137,815
Cigna Corp., 4.38%, 10/15/28	190,000	220,976
Conagra Brands, Inc., 7.00%, 10/1/28	124,000	165,206
CVS Health Corp., 5.13%, 7/20/45	390,000	507,253
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	448,000	551,150
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	84,163
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	325,000	385,996
Ford Foundation (The), 2.82%, 6/1/70	811,000	813,709
General Mills, Inc., 2.88%, 4/15/30	400,000	423,726
Gilead Sciences, Inc., 1.20%, 10/1/27	1,550,000	1,510,941

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
CONSUMER, NON-CYCLICAL - (continued)
Gilead Sciences, Inc., 2.60%, 10/1/40	$1,075,000	$1,034,887
Gilead Sciences, Inc., 2.80%, 10/1/50	1,000,000	963,199
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	119,000	125,726
HCA, Inc., 3.50%, 9/1/30	25,000	26,634
HCA, Inc., 3.50%, 7/15/51	103,000	102,953
HCA, Inc., 5.88%, 2/1/29	125,000	150,937
HCA, Inc., 7.75%, 7/15/36	150,000	209,250
Hormel Foods Corp., 0.65%, 6/3/24	120,000	120,261
International Flavors & Fragrances, Inc., 2.30%, 11/1/30 (a)	1,000,000	994,356
Kimberly-Clark Corp., 2.88%, 2/7/50	450,000	463,088
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	462,600
Kraft Heinz Foods Co., 4.88%, 10/1/49	195,000	236,721
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	92,024
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	218,119
Mylan, Inc., 3.13%, 1/15/23 (a)	480,000	497,300
Mylan, Inc., 5.20%, 4/15/48	275,000	338,403
Mylan, Inc., 5.40%, 11/29/43	180,000	222,156
NBM US Holdings, Inc., 6.63%, 8/6/29 (a)	800,000	898,800
Nestle Holdings, Inc., 3.50%, 9/24/25 (a)	397,000	437,482
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 4/30/28 (a)	275,000	280,445
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	61,025
PepsiCo, Inc., 2.25%, 3/19/25	139,000	146,076
PepsiCo, Inc., 2.88%, 10/15/49	1,000,000	1,031,489
Pilgrim's Pride Corp., 5.88%, 9/30/27 (a)	300,000	319,500
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	739,783
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	57,909
President & Fellows of Harvard College, 6.50%, 1/15/39 (a)	105,000	163,888
Procter & Gamble Co. (The), 1.20%, 10/29/30	1,150,000	1,096,654
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	115,476
Roche Holdings, Inc., 0.28%, 3/5/24 (SOFR + 0.240%)(a)(c)	1,075,000	1,076,171

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
CONSUMER, NON-CYCLICAL - (continued)
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	$450,000	$470,916
Smithfield Foods, Inc., 4.25%, 2/1/27 (a)	84,000	91,820
Smithfield Foods, Inc., 5.20%, 4/1/29 (a)	115,000	133,870
Stanford Health Care, 3.03%, 8/15/51	1,000,000	1,032,304
Sutter Health, 4.09%, 8/15/48	125,000	149,774
Sysco Corp., 4.45%, 3/15/48	207,000	247,417
Sysco Corp., 4.50%, 4/1/46	117,000	138,836
Sysco Corp., 5.95%, 4/1/30	26,000	33,347
Sysco Corp., 6.60%, 4/1/50	69,000	107,182
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	992,082
Tenet Healthcare Corp., 4.63%, 7/15/24	300,000	304,410
Trustees of Boston College, 3.13%, 7/1/52	169,000	178,665
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	89,037
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	718,605
Unilever Capital Corp., 1.38%, 9/14/30	1,175,000	1,134,983
Unilever Capital Corp., 2.00%, 7/28/26	1,000,000	1,042,291
Unilever Capital Corp., 2.13%, 9/6/29	675,000	693,981
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	76,677
United Rentals North America, Inc., 5.50%, 5/15/27	375,000	397,500
UnitedHealth Group, Inc., 1.25%, 1/15/26	169,000	170,564
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	267,000	296,258
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	700,981
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	101,432
Vector Group Ltd., 5.75%, 2/1/29 (a)	250,000	254,677
Viatris, Inc., 3.85%, 6/22/40 (a)	122,000	129,745
Viatris, Inc., 4.00%, 6/22/50 (a)	267,000	282,360
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	1,452,555
Total Consumer, Non-cyclical		36,962,898
ENERGY - 2.3%
Antero Resources Corp., 5.00%, 3/1/25	200,000	204,694
BP Capital Markets America, Inc., 2.77%, 11/10/50	203,000	187,991

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
ENERGY - (continued)
BP Capital Markets America, Inc., 3.38%, 2/8/61	$130,000	$130,691
BP Capital Markets America, Inc., 3.54%, 4/6/27	324,000	357,514
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	267,352
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	205,000	245,435
Chaparral Energy, Inc., 9.00%, 2/14/25	6,958	6,401
Chevron Corp., 1.55%, 5/11/25	259,000	265,396
Chevron USA, Inc., 1.02%, 8/12/27	90,000	87,575
Chevron USA, Inc., 4.20%, 10/15/49	70,000	86,212
Chevron USA, Inc., 5.05%, 11/15/44	50,000	67,048
Chevron USA, Inc., 5.25%, 11/15/43	175,000	237,883
Colonial Enterprises, Inc., 3.25%, 5/15/30 (a)	510,000	551,276
ConocoPhillips, 4.30%, 8/15/28 (a)	90,000	104,479
Continental Resources, Inc., 3.80%, 6/1/24	775,000	819,562
Diamondback Energy, Inc., 2.88%, 12/1/24	675,000	712,935
Diamondback Energy, Inc., 3.50%, 12/1/29	94,000	100,631
Diamondback Energy, Inc., 4.40%, 3/24/51	98,000	110,338
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	210,742
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	117,000	133,961
Energy Transfer Operating L.P., 4.90%, 3/15/35	162,000	187,137
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	132,869
Energy Transfer Operating L.P., 5.00%, 5/15/50	505,000	583,686
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	128,701
Energy Transfer Operating L.P., 6.13%, 12/15/45	181,000	230,706
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	6,000	5,160
Enterprise Products Operating LLC, 3.70%, 1/31/51	133,000	142,632
Enterprise Products Operating LLC, 4.25%, 2/15/48	99,000	113,338
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	244,696

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
ENERGY - (continued)
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	$105,000	$110,090
EQT Corp., 7.63%, 2/1/25	425,000	495,758
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	188,000	191,750
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (a)	112,000	117,716
Halliburton Co., 4.75%, 8/1/43	68,000	79,369
Halliburton Co., Senior Bond, 4.85%, 11/15/35	120,000	141,242
Hanwha Energy USA Holdings Corp., 2.38%, 7/30/22 (a)	1,000,000	1,018,239
Hess Corp., 6.00%, 1/15/40	252,000	323,210
Kinder Morgan, Inc., 5.05%, 2/15/46	52,000	63,144
Marathon Oil Corp., 6.80%, 3/15/32	105,000	137,931
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	159,000	211,394
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	174,255
MPLX L.P., Senior Bond, 5.50%, 2/15/49	85,000	110,019
Murray Energy Corp., Secured Note, 12.00%, 4/15/24 (a)(d)	180,991	18
ONEOK Partners L.P., 6.65%, 10/1/36	158,000	212,881
ONEOK, Inc., 3.10%, 3/15/30	1,810,000	1,892,361
ONEOK, Inc., 4.45%, 9/1/49	350,000	386,833
ONEOK, Inc., 4.50%, 3/15/50	250,000	278,244
ONEOK, Inc., 4.95%, 7/13/47	150,000	176,039
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	306,701
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	211,100
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	354,000
Plains All American Pipeline L.P./PAA Finance Corp., 4.70%, 6/15/44	420,000	444,949
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 1/15/37	140,000	183,325
Qatar Petroleum, 2.25%, 7/12/31 (a)	200,000	197,874
Sanchez Energy Corp, 7.75%, 6/15/21	150,000	3,000
Sanchez Energy Corp., 6.13%, 1/15/23	100,000	2,000
Schlumberger Holdings Corp., 3.90%, 5/17/28 (a)	67,000	74,815
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30 (a)	175,000	181,933

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
ENERGY - (continued)
Topaz Solar Farms LLC, 4.88%, 9/30/39 (a)	$357,710	$388,018
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	230,000	257,001
Valero Energy Corp., 2.15%, 9/15/27	85,000	86,345
Valero Energy Corp., 2.85%, 4/15/25	195,000	206,763
Valero Energy Corp., 4.00%, 4/1/29	45,000	50,252
Valero Energy Partners L.P., 4.38%, 12/15/26	91,000	103,053
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	398,148
Western Midstream Operating L.P., 4.00%, 7/1/22	450,000	457,312
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	10,650
Williams Cos., Inc. (The), 5.75%, 6/24/44	247,000	323,973
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	241,602
Total Energy		17,260,348
FINANCIAL - 11.1%
Ally Financial, Inc., Series B, (5 year CMT + 3.868%), 4.70%, 5/15/26 (c)(e)	850,000	880,345
American Express Co., 3.40%, 2/22/24	98,000	104,835
American Express Co., Senior Note, 4.20%, 11/6/25	81,000	91,762
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	9,000	10,178
Americo Life, Inc., 3.45%, 4/15/31 (a)	79,000	80,398
Ameriprise Financial, Inc., 3.00%, 3/22/22	126,000	128,497
Arthur J Gallagher & Co., 3.50%, 5/20/51	62,000	64,933
Assured Guaranty US Holdings, Inc., 3.15%, 6/15/31	72,000	74,701
Athene Global Funding, 1.00%, 4/16/24 (a)	171,000	171,502
Athene Global Funding, 2.67%, 6/7/31 (a)	140,000	141,799
Bank of America Corp., 1.49%, 5/19/24 (SOFR + 1.460%)(c)	301,000	306,138
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(c)	983,000	1,028,311

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(c)	$45,000	$48,445
Bank of America Corp., 3.71%, 4/24/28 (3.71% fixed rate until 4/24/27; 1.51% + 3 month USD LIBOR thereafter)(c)	153,000	169,185
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,732,087
Bank of America Corp., (3 month USD LIBOR + 1.320%), 4.08%, 4/23/40 (c)	144,000	167,994
Bank of America Corp., (3 month USD LIBOR + 2.664%), 4.30%, 1/28/25 (c)(e)	475,000	491,150
Bank of America Corp., (SOFR + 0.910%), 0.98%, 9/25/25 (c)	1,000,000	999,230
Bank of America Corp., (SOFR + 0.910%), 1.00%, 7/22/27 (c)	1,000,000	1,013,860
Bank of America Corp., (SOFR + 1.320%), 2.69%, 4/22/32 (c)	1,000,000	1,028,795
Bank of America Corp., (SOFR + 1.580%), 3.31%, 4/22/42 (c)	111,000	117,449
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	2,225,000	2,468,921
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	610,000	687,621
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(c)(e)	290,000	308,850
Bank of America Corp., Series N, 3.48%, 3/13/52 (SOFR + 1.650%)(c)	59,000	64,391
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	384,000	430,233
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	554,735
BankUnited, Inc., 4.88%, 11/17/25	341,000	387,902
BankUnited, Inc., 5.13%, 6/11/30	212,000	247,100

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
BOC Aviation USA Corp., 1.63%, 4/29/24 (a)	$200,000	$201,574
Boston Properties L.P., 2.55%, 4/1/32	105,000	105,651
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	521,257
Brighthouse Financial Global Funding, 0.60%, 6/28/23 (a)	128,000	127,962
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	538,613
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	625,000	699,286
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	548,609
Charles Schwab Corp. (The), Series H, (1 year CMT + 3.079%), 4.00%, 12/1/30 (c)(e)	1,000,000	1,023,000
Citigroup, Inc., 1.12%, 1/28/27 (SOFR + 0.765%)(c)	820,000	808,389
Citigroup, Inc., 1.68%, 5/15/24 (SOFR + 1.667%)(c)	1,000,000	1,021,131
Citigroup, Inc., 4.70%, 1/30/25 (SOFR + 3.234%)(c)(e)	55,000	56,752
Citigroup, Inc., 5.88%, 2/22/33	160,000	209,931
Citigroup, Inc., (SOFR + 0.669%), 0.98%, 5/1/25 (c)	97,000	97,231
Citigroup, Inc., (SOFR + 0.686%), 0.78%, 10/30/24 (c)	1,000,000	1,002,495
Citigroup, Inc., (SOFR + 1.167%), 2.56%, 5/1/32 (c)	300,000	305,386
Citigroup, Inc., (SOFR + 1.422%), 2.98%, 11/5/30 (c)	160,000	169,469
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(c)	59,000	65,070
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(c)	700,000	793,902
Citigroup, Inc., Series U, 5.00%, 9/12/24 (SOFR + 3.813%)(c)(e)	225,000	235,485
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	324,000	430,359
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,541,000	1,760,586
Citizens Financial Group, Inc., 2.64%, 9/30/32	307,000	307,006
CNA Financial Corp., 3.95%, 5/15/24	365,000	394,931

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
Columbia Property Trust Operating Partnership L.P., 4.15%, 4/1/25	$263,000	$283,183
Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	1,000,000	1,044,555
Danske Bank A/S, Senior Note, 3.88%, 9/12/23 (a)	200,000	212,828
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Finance, 3.88%, 2/15/26 (a)	970,000	1,003,426
Duke Realty L.P., 2.88%, 11/15/29	1,000,000	1,051,925
Empower Finance 2020 L.P., 1.36%, 9/17/27 (a)	1,125,000	1,107,312
Empower Finance 2020 L.P., 1.78%, 3/17/31 (a)	1,000,000	957,669
Equinix, Inc., 1.80%, 7/15/27	1,000,000	1,012,140
Equitable Financial Life Global Funding, 0.50%, 4/6/23 (a)	213,000	213,300
ESH Hospitality, Inc., 5.25%, 5/1/25 (a)	350,000	356,510
Federal Realty Investment Trust, 1.25%, 2/15/26	1,321,000	1,311,383
First Horizon Bank, 5.75%, 5/1/30	250,000	308,241
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	79,000	81,451
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23 (a)	600,000	654,114
Five Corners Funding Trust II, 2.85%, 5/15/30 (a)	1,325,000	1,395,459
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,646,810
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	761,000	912,044
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	172,652
Goldman Sachs Group, Inc. (The), 0.86%, 2/12/26 (SOFR + 0.609%)(c)	1,000,000	992,662
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	271,000	294,686
Goldman Sachs Group, Inc. (The), (3 month USD LIBOR + 1.158%), 3.81%, 4/23/29 (c)	925,000	1,034,506
Goldman Sachs Group, Inc. (The), (SOFR + 0.818%), 1.54%, 9/10/27 (c)	133,000	132,626
Goldman Sachs Group, Inc. (The), (SOFR + 1.281%), 2.62%, 4/22/32 (c)	770,000	786,607

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
Goldman Sachs Group, Inc. (The), (SOFR + 1.513%), 3.21%, 4/22/42 (c)	$93,000	$97,299
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	410,000	467,603
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	277,000	403,360
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30 (a)	1,000,000	976,250
HNA 2015 LLC, 2.37%, 9/18/27	337,991	353,788
Host Hotels & Resorts L.P., Series I, 3.50%, 9/15/30	150,000	157,406
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.53% + 3 month USD LIBOR thereafter)(c)	200,000	231,152
JPMorgan Chase & Co., 0.56%, 2/16/25 (SOFR + 0.420%)(c)	950,000	944,814
JPMorgan Chase & Co., 2.01%, 3/13/26 (SOFR + 1.585%)(c)	431,000	444,964
JPMorgan Chase & Co., 4.00%, 4/1/25 (SOFR + 2.745%)(c)(e)	975,000	987,870
JPMorgan Chase & Co., 4.60%, 2/1/25 (SOFR + 3.125%)(c)(e)	165,000	170,990
JPMorgan Chase & Co., (3 month USD LIBOR + 1.337%), 3.78%, 2/1/28 (c)	1,525,000	1,693,438
JPMorgan Chase & Co., (SOFR + 0.600%), 0.65%, 9/16/24 (c)	199,000	199,116
JPMorgan Chase & Co., (SOFR + 1.015%), 2.07%, 6/1/29 (c)	84,000	84,660
JPMorgan Chase & Co., (SOFR + 1.250%), 2.58%, 4/22/32 (c)	405,000	415,668
JPMorgan Chase & Co., (SOFR + 1.510%), 2.53%, 11/19/41 (c)	409,000	389,798
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(e)	190,000	205,913

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	$1,240,000	$1,401,867
JPMorgan Chase & Co., Series KK, (5 year CMT + 2.850%), 3.65%, 6/1/26 (c)(e)	1,000,000	1,001,400
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	544,791
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	945,780
Liberty Mutual Group, Inc., 3.95%, 5/15/60 (a)	85,000	93,393
Liberty Mutual Group, Inc., 3.95%, 10/15/50 (a)	120,000	133,668
Liberty Mutual Group, Inc., 4.57%, 2/1/29 (a)	700,000	817,703
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	1,060,872
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(c)	4,000	4,371
Mastercard, Inc., 1.90%, 3/15/31	1,250,000	1,263,437
Mastercard, Inc., 2.00%, 3/3/25	161,000	168,327
Morgan Stanley, 3.63%, 1/20/27	397,000	440,202
Morgan Stanley, 3.95%, 4/23/27	950,000	1,061,500
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)	440,000	515,192
Morgan Stanley, (SOFR + 0.525%), 0.79%, 5/30/25 (c)	40,000	39,859
Morgan Stanley, (SOFR + 0.720%), 0.99%, 12/10/26 (c)	1,000,000	984,225
Morgan Stanley, (SOFR + 1.485%), 3.22%, 4/22/42 (c)	223,000	236,390
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,296,288
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	33,000	38,045
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	225,000	227,248
National Health Investors, Inc., 3.00%, 2/1/31	73,000	70,607

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)	$203,000	$220,459
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	400,000	441,100
OFS Capital Corp., 4.75%, 2/10/26	1,300,000	1,326,871
Ohio National Financial Services, Inc., 5.55%, 1/24/30 (a)	200,000	227,928
Old Republic International Corp., 3.85%, 6/11/51	97,000	103,009
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	193,000	192,589
Omega Healthcare Investors, Inc., 3.38%, 2/1/31	109,000	111,974
OneMain Finance Corp., 6.63%, 1/15/28	225,000	257,931
OneMain Finance Corp., 8.25%, 10/1/23	125,000	140,625
Owl Rock Capital Corp., 5.25%, 4/15/24	955,000	1,043,573
Penn Mutual Life Insurance Co. (The), 3.80%, 4/29/61 (a)	51,000	52,770
People's United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	538,391
Principal Life Global Funding II, 0.50%, 1/8/24 (a)	124,000	123,737
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	572,676
Prudential Financial, Inc., 1.50%, 3/10/26	1,312,000	1,331,913
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)	54,000	63,328
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	145,000	155,607
Realty Income Corp., 3.25%, 1/15/31	285,000	310,490
Regency Centers L.P., 3.75%, 6/15/24	500,000	535,086
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	239,000	363,904
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	508,679
Sammons Financial Group, Inc., 3.35%, 4/16/31 (a)	58,000	59,695

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
SBA Tower Trust, 1.88%, 7/15/50 (a)	$1,460,000	$1,478,086
Security Benefit Global Funding, 1.25%, 5/17/24 (a)	72,000	72,119
Signature Bank, 4.00%, 10/15/30 (c)	250,000	265,352
SVB Financial Group, 1.80%, 2/2/31	1,150,000	1,099,998
SVB Financial Group, 2.10%, 5/15/28	1,147,000	1,163,337
SVB Financial Group, 3.13%, 6/5/30	250,000	266,068
SVB Financial Group, 4.10%, 2/15/31 (10 year CMT + 3.064%)(c)(e)	770,000	781,065
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	539,700
Synchrony Financial, 4.50%, 7/23/25	504,000	563,629
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50 (a)	210,000	216,620
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	251,000	279,076
USAA Capital Corp., 2.13%, 5/1/30 (a)	1,000,000	1,010,320
Valley National Bancorp, (SOFR + 2.360%), 3.00%, 6/15/31 (c)	185,000	187,616
VEREIT Operating Partnership L.P., 2.85%, 12/15/32	550,000	574,540
Visa, Inc., 0.75%, 8/15/27	55,000	53,311
Visa, Inc., 1.90%, 4/15/27	1,000,000	1,032,559
Vornado Realty L.P., 2.15%, 6/1/26	610,000	618,194
Voya Financial, Inc., 4.70%, 1/23/48 (4.70% fixed rate until 1/23/28; 2.08% + 3 month USD LIBOR thereafter)(c)	91,000	96,211
Wells Fargo & Co., 3.07%, 4/30/41 (SOFR + 2.530%)(c)	813,000	833,880
Wells Fargo & Co., 4.30%, 7/22/27	642,000	731,938
Wells Fargo & Co., 5.61%, 1/15/44	58,000	79,264
Wells Fargo & Co., (3 month USD LIBOR + 1.000%), 2.57%, 2/11/31 (c)	670,000	693,358
Western & Southern Life Insurance Co. (The), 3.75%, 4/28/61 (a)	53,000	56,272
Willis North America, Inc., 3.88%, 9/15/49	28,000	31,454
WR Berkley Corp., 4.00%, 5/12/50	160,000	182,616
Zions Bancorp NA, 3.25%, 10/29/29	271,000	284,018
Total Financial		84,833,701

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
INDUSTRIAL - 1.2%
AECOM, 5.13%, 3/15/27	$200,000	$223,076
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	87,000	88,733
Amsted Industries, Inc., 5.63%, 7/1/27 (a)	200,000	210,750
Berry Global, Inc., 1.57%, 1/15/26 (a)	1,010,000	1,010,303
Boeing Co. (The), 2.20%, 2/4/26	1,150,000	1,160,992
Boeing Co. (The), 3.75%, 2/1/50	525,000	541,511
Carrier Global Corp., 3.38%, 4/5/40	177,000	185,660
Caterpillar Financial Services Corp., 0.65%, 7/7/23	202,000	203,145
Caterpillar Financial Services Corp., 1.10%, 9/14/27	78,000	77,058
CNH Industrial Capital LLC, 1.95%, 7/2/23	400,000	410,044
CNH Industrial Capital LLC, 4.20%, 1/15/24	77,000	83,320
Eagle Materials, Inc., 2.50%, 7/1/31	87,000	86,190
Emerson Electric Co., 0.88%, 10/15/26	126,000	123,962
General Electric Co., 4.35%, 5/1/50	54,000	65,302
Honeywell International, Inc., 0.48%, 8/19/22	99,000	99,031
Illinois Tool Works, Inc., 3.50%, 3/1/24	100,000	107,083
John Deere Capital Corp., 1.50%, 3/6/28	125,000	124,242
Kansas City Southern, 4.30%, 5/15/43	663,000	768,523
Kansas City Southern, 4.70%, 5/1/48	52,000	64,766
Masco Corp., 3.13%, 2/15/51	92,000	91,251
Mueller Water Products, Inc., 4.00%, 6/15/29 (a)	100,000	102,762
Nature Conservancy (The), 1.26%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	523,425
Nature Conservancy (The), Series A, 1.51%, 7/1/29	300,000	292,300
Owens Corning, 4.30%, 7/15/47	131,000	152,335
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26 (a)	188,000	203,631
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.20%, 4/1/27 (a)	105,000	118,169
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23 (a)	330,000	352,002
Standard Industries, Inc., 4.38%, 7/15/30 (a)	175,000	180,469

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
INDUSTRIAL - (continued)
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28 (a)	$125,000	$130,837
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60 (c)	200,000	212,800
Teledyne Technologies, Inc., 2.75%, 4/1/31	103,000	105,796
Trimble, Inc., 4.75%, 12/1/24	17,000	18,886
Trimble, Inc., Senior Note, 4.15%, 6/15/23	250,000	265,728
Union Pacific Corp., 2.97%, 9/16/62	225,000	216,223
United Parcel Service, Inc., 3.90%, 4/1/25	87,000	96,267
Vontier Corp., 2.95%, 4/1/31 (a)	63,000	63,189
Xylem, Inc., 2.25%, 1/30/31	250,000	251,667
Total Industrial		9,011,428
TECHNOLOGY - 0.9%
Apple, Inc., 2.05%, 9/11/26	104,000	108,847
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	386,698
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	549,733
Broadcom, Inc., 3.15%, 11/15/25	246,000	263,658
Broadcom, Inc., 3.42%, 4/15/33 (a)	809,000	849,583
Broadcom, Inc., 3.46%, 9/15/26	123,000	133,947
Broadcom, Inc., 3.50%, 2/15/41 (a)	91,000	93,096
Broadcom, Inc., 4.11%, 9/15/28	289,000	325,107
Broadcom, Inc., 4.15%, 11/15/30	119,000	133,448
CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	350,000	390,155
Dell International LLC/EMC Corp., 8.10%, 7/15/36 (a)	139,000	211,853
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	302,000	305,361
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	119,000	159,859
HP, Inc., 2.65%, 6/17/31 (a)	1,000,000	998,227
Microsoft Corp., 2.68%, 6/1/60	56,000	55,459
Microsoft Corp., 3.04%, 3/17/62	269,000	286,956
Oracle Corp., 2.30%, 3/25/28	309,000	317,036
Oracle Corp., 4.10%, 3/25/61	108,000	119,739
Oracle Corp., Senior Bond, 3.80%, 11/15/37	210,000	230,296
Roper Technologies, Inc., 1.40%, 9/15/27	500,000	491,745
Texas Instruments, Inc., 3.88%, 3/15/39	525,000	630,499
Total Technology		7,041,302

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
UTILITIES - 3.6%
AEP Transmission Co. LLC, 4.25%, 9/15/48	$425,000	$523,225
AES Corp. (The), 1.38%, 1/15/26 (a)	1,175,000	1,163,472
AES Corp. (The), 2.45%, 1/15/31 (a)	1,000,000	989,411
Alabama Power Co., 3.75%, 3/1/45	170,000	192,342
Alexander Funding Trust, 1.84%, 11/15/23 (a)	555,000	565,138
Alliant Energy Finance LLC, 3.75%, 6/15/23 (a)	300,000	317,753
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	114,000	123,065
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	251,921
Appalachian Power Co., 3.70%, 5/1/50	135,000	148,604
Atmos Energy Corp., 3.38%, 9/15/49	320,000	345,522
Avangrid, Inc., 3.20%, 4/15/25	317,000	340,447
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49 (a)	1,000,000	1,177,284
Calpine Corp., 3.75%, 3/1/31 (a)	450,000	428,558
Clearway Energy Operating LLC, 3.75%, 2/15/31 (a)	925,000	920,375
CMS Energy Corp., (5 year CMT + 4.116%), 4.75%, 6/1/50 (c)	93,000	103,637
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	931,521
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	105,000	127,023
Consolidated Edison Co. of New York, Inc., 3.60%, 6/15/61	193,000	199,035
Consolidated Edison Co. of New York, Inc., 0, 3.95%, 4/1/50	30,000	34,061
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	137,000	197,876
Dominion Energy, Inc., 3.07%, 8/15/24	850,000	901,056
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)	56,000	61,147
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	309,964
DTE Electric Co., 3.95%, 3/1/49	1,268,000	1,532,804
Duke Energy Florida LLC, 2.50%, 12/1/29	1,000,000	1,047,916

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
UTILITIES - (continued)
Duke Energy Florida LLC, 3.80%, 7/15/28	$550,000	$623,274
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	61,394
East Ohio Gas Co. (The), 2.00%, 6/15/30 (a)	875,000	865,033
Electricite de France S.A., Senior Note, 3.63%, 10/13/25 (a)	1,000,000	1,099,099
Emera US Finance L.P., 3.55%, 6/15/26	400,000	436,880
Emera US Finance L.P., 4.75%, 6/15/46	138,000	163,893
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	376,314
Entergy Mississippi LLC, 3.50%, 6/1/51	51,000	55,766
Entergy Texas, Inc., 4.50%, 3/30/39	275,000	326,432
Essential Utilities, Inc., 3.35%, 4/15/50	77,000	79,549
Exelon Corp., 4.70%, 4/15/50	120,000	151,574
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	181,000	247,881
Georgia Power Co., Series A, 3.25%, 3/15/51	217,000	218,717
Interstate Power & Light Co., 3.50%, 9/30/49	85,000	91,667
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23 (a)	400,000	446,218
Jersey Central Power & Light Co., 2.75%, 3/1/32 (a)	55,000	55,830
Liberty Utilities Finance GP 1, 2.05%, 9/15/30 (a)	86,000	82,919
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	681,684
National Fuel Gas Co., 2.95%, 3/1/31	76,000	76,441
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,417,354
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	445,000	472,877
NextEra Energy Operating Partners L.P., 4.25%, 7/15/24 (a)	575,000	606,625
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	814,170
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	99,517
Pacific Gas and Electric Co., 4.30%, 3/15/45	110,000	105,556
PacifiCorp, 4.13%, 1/15/49	135,000	161,442
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28 (a)	425,000	439,960
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	103,706

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
UTILITIES - (continued)
PSEG Power LLC, 3.85%, 6/1/23	$310,000	$329,059
Public Service Co. of Colorado, 2.70%, 1/15/51	241,000	234,964
Public Service Co. of Colorado, 3.70%, 6/15/28	115,000	129,690
Public Service Co. of Colorado, 4.10%, 6/15/48	209,000	254,875
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	415,600
Southern California Edison Co., 1.10%, 4/1/24	277,000	278,908
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	117,225
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	93,588
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	559,564
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	410,905
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33 (a)	443,350	503,424
Tucson Electric Power Co., 1.50%, 8/1/30	525,000	498,811
Union Electric Co., 2.95%, 6/15/27	128,000	138,369
Vistra Operations Co. LLC, 3.55%, 7/15/24 (a)	305,000	322,041
Vistra Operations Co. LLC, 5.00%, 7/31/27 (a)	100,000	102,663
Total Utilities		27,684,615
TOTAL CORPORATE BONDS (Cost: $206,763,740)		216,514,394
ASSET-BACKED SECURITIES - 16.9%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, ABS, 3.20%, 12/20/30 (a)	1,620,000	1,624,862
ACC Trust, Series 2020-A, Class A, 6.00%, 3/20/23 (a)	244,674	251,015
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48 (a)	1,380,275	1,479,156
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	100,000	102,138
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	100,000	103,892
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	310,589

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	$500,000	$515,327
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, 1/21/25	300,000	304,993
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, ABS, 1.06%, 8/18/26	200,000	201,414
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, ABS, 0.89%, 10/19/26	1,100,000	1,098,211
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, ABS, 1.01%, 1/19/27	300,000	301,778
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR, (3 month USD LIBOR + 1.370%), 1.55%, 7/15/32 (a)(c)	1,000,000	1,000,073
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 1.61%, 7/22/32 (3 month USD LIBOR + 1.39%)(a)(c)	2,000,000	2,001,442
Antares CLO 2019-1 Ltd., Series 2019-1A, Class B, ABS, (3 month USD LIBOR + 2.550%), 2.74%, 7/20/31 (a)(c)	1,940,000	1,940,578
Antares CLO 2020-1 Ltd., Series 2020-1A, Class B,(3 month USD LIBOR + 2.600%), 2.77%, 10/23/31 Zero Coupon,(a)(c)	345,000	345,666
Apres Static CLO Ltd., Series 2019-1A, Class A1R, ABS, (3 month USD LIBOR + 1.070%), 1.25%, 10/15/28 (a)(c)	1,228,761	1,228,789
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 1.28%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	1,000,080
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25 (a)	200,000	216,024
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23 (a)	300,000	304,806
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25 (a)	400,000	428,989

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26 (a)	$500,000	$523,140
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26 (a)	300,000	312,642
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, ABS, 1.38%, 8/20/27 (a)	700,000	698,895
Bain Capital Credit Clo Ltd., Series 2016-2A, Class CRR, ABS, (3 month USD LIBOR + 2.000%), 2.18%, 1/15/29 (a)(c)	660,000	658,036
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.200%), 1.00%, 7/20/34 (a)(c)	1,000,000	1,000,407
Barings CLO Ltd. 2020-II, 1.47%, 10/15/33 Zero Coupon, (-1x 3 month USD LIBOR + 1.29%)(a)(c)	1,000,000	1,000,531
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, 1.23%, 7/17/28 (3 month USD LIBOR + 1.04%)(a)(c)	676,978	677,132
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class A, ABS, (3 month USD LIBOR + 1.700%), 1.89%, 4/20/33 (a)(c)	2,000,000	2,001,780
Business Jet Securities LLC, Series 2020-1A, Class A, ABS, 2.98%, 11/15/35 (a)	160,087	162,978
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	915,089	916,182
Carlyle Global Market Strategies, Series 2021-5A, Class A1, ABS, (3 month USD LIBOR + 1.120%), 1.00%, 7/20/34 (a)(c)	1,500,000	1,503,012
Carmax Auto Owner Trust, Series 2021-1, Class C, ABS, 0.94%, 12/15/26	400,000	397,884
CarMax Auto Owner Trust, Series 2021-2, Class C, ABS, 1.34%, 2/16/27	200,000	199,987
CARS-DB4 L.P., Series 2020- 1A, Class B1, 4.17%, 2/15/50 (a)	540,000	557,411
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 1.44%, 4/22/30 (3 month USD LIBOR + 1.26%)(a)(c)	994,896	994,891

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
CBAM Ltd., Series 2020-12A, Class AR, ABS, (3 month USD LIBOR + 1.180%), 1.00%, 7/20/34 (a)(c)	$1,750,000	$1,750,184
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28%, 7/15/60 (a)	372,208	378,337
CFG Investments Ltd., Series 2021-1, Class A, ABS, 4.70%, 5/20/32 (a)	510,000	521,764
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, 0.95%, 6/25/34 (1 month USD LIBOR +0.855%)(c)	45,187	44,154
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.39%, 10/17/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	1,000,029
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	702,659
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (a)	61,542	63,496
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50 (a)	349,857	354,956
CSMC Trust, Series 2006- CF2, Class M3, 1.24%, 5/25/36 (1 month USD LIBOR + 0.65%)(a)(c)	17,660	17,683
Diamond CLO Ltd., Series 2019-1A, Class DR, ABS, (3 month USD LIBOR + 3.400%), 3.58%, 4/25/29 (a)(c)	1,300,000	1,294,877
DigitalBridge Issuer LLC, Series 2020-1A, Class A2, 3.93%, 9/25/51	1,020,000	1,020,000
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 1.09%, 4/20/28 (3 month USD LIBOR + 0.90%)(a)(c)	543,230	543,325
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, 2/15/24	103,291	103,651
Drive Auto Receivables Trust, Series 2021-1, Class B, ABS, 0.65%, 7/15/25	200,000	200,333
Dryden 72 CLO Ltd., Series 2019-72A, Class AR, ABS, (3 month USD LIBOR + 1.080%), 1.00%, 5/15/32 (a)(c)	1,510,000	1,510,396
Elevation CLO Ltd., Series 2014-2A, Class A1R, 1.41%, 10/15/29 (3 month USD LIBOR + 1.23%)(a)(c)	500,000	500,015

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Elevation CLO Ltd., Series 2021-13A, Class A1, ABS, (3 month USD LIBOR + 1.190%), 1.34%, 7/15/34 (a)(c)	$1,000,000	$1,000,419
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 1.19%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(c)	13,125	13,144
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (a)	130,119	131,719
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (a)	500,000	539,406
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30 (a)	1,000,000	1,074,217
Ford Credit Auto Owner Trust, Series 2020-2, Class A, ABS, 1.06%, 4/15/33 (a)	1,100,000	1,098,775
Ford Credit Auto Owner Trust, Series 2020-REV1, 2.04%, 8/15/31 (a)	800,000	830,327
Ford Credit Auto Owner Trust, Series 2021-1, Class B, ABS, 1.61%, 10/17/33 (a)	120,000	120,229
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	600,429
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40 (a)	525,137	531,158
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40 (a)	279,118	281,532
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40 (a)	232,597	236,454
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	103,767
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, 4/15/26 (a)	800,000	848,682
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, ABS, 3.21%, 1/22/29 (a)	800,000	808,552
Golub Capital Partners TALF LLC, Series 2020-2A, Class C, ABS, (3 month USD LIBOR + 3.650%), 3.83%, 2/5/30 (a)(c)	650,000	655,206
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, ABS, 2.10%, 5/20/48 (a)	400,000	399,214

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.61%, 11/22/27 (a)	$866,539	$870,545
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41 (a)	500,229	527,536
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42 (a)	231,855	239,750
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57 (a)	791,242	809,437
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, ABS, 1.68%, 12/27/27 (a)	400,000	400,868
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, ABS, 1.21%, 12/26/25 (a)	400,000	401,065
Home Equity Asset Trust, Series 2003-1, Class M1, 1.59%, 6/25/33 (1 month USD LIBOR + 1.50%)(c)	4,551	4,596
HPS Loan Management Ltd., Series 10A-16, Class A1RR, ABS, (3 month USD LIBOR + 1.140%), 1.00%, 4/20/34 (a)(c)	1,000,000	1,000,105
HPS Loan Management Ltd., Series 15A-19, Class A1, 1.50%, 7/22/32 (3 month USD LIBOR + 1.32%)(a)(c)	500,000	500,306
KKR Clo 32 Ltd., Series 32A, Class A1, ABS, (3 month USD LIBOR + 1.320%), 1.50%, 1/15/32 (a)(c)	1,500,000	1,501,420
KREF Ltd., Series 2018-FL1, Class A, 1.18%, 6/15/36 (1 month USD LIBOR + 1.10%)(a)(c)	736,590	736,821
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48 (a)	98,178	100,017
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/59 (a)	54,825	54,962
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 1/25/59 (a)	63,728	63,839
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, 5/25/59 (a)	150,637	150,935
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,167,416	1,332,567
Loanpal Solar Loan 2021-1 Ltd., Series 2021-1GS, Class A, ABS, 2.29%, 1/20/48 (a)	880,509	893,098

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Loanpal Solar Loan 2021-2 Ltd., Series 2021-2GS, Class A, ABS, 2.22%, 3/20/48 (a)	$469,478	$473,188
Logan CLO I Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.160%), 1.31%, 7/20/34 (a)(c)	1,000,000	1,000,096
Madison Park Funding X Ltd., Series 2012-10A, Class AR3, ABS, (3 month USD LIBOR + 1.010%), 1.20%, 1/20/29 (a)(c)	2,839,503	2,839,733
MCA Fund Holding LLC, Series 2020-1, Class A, ABS, 3.25%, 11/15/35 (a)	707,210	719,962
Midocean Credit CLO IX, Series 2018-9A, Class A1, 1.34%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(c)	500,000	500,052
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42 (a)	100,000	107,061
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41 (a)	300,000	317,955
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41 (a)	300,000	312,847
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, ABS, 2.82%, 4/22/31 (a)	2,200,000	2,195,849
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE6, Class M1, 0.92%, 8/25/34 (1 month USD LIBOR + 0.83%)(c)	8,806	8,723
Mosaic Solar Loan Trust, 1.44%, 8/20/46 (a)	839,573	825,501
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (a)	735,559	749,322
Mosaic Solar Loan Trust, Series 2021-1A, Class B, ABS, 2.05%, 12/20/46 (a)	925,089	925,237
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 1.30%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(c)	1,000,000	999,902
Mountain View CLO LLC, Series 2017-2A, Class A, 1.39%, 1/16/31 (3 month USD LIBOR + 1.21%)(a)(c)	260,000	260,070
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49 (a)	387,075	397,710
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34 (a)	1,127,316	1,140,890

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Nationstar HECM Loan Trust, Series 2020-1A, Class A1, 1.27%, 9/25/30 (a)(c)	$542,573	$543,930
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42 (a)	100,837	102,596
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (a)	246,776	252,168
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69 (a)	291,912	296,248
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69 (a)	235,743	238,109
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1, Class AT1, ABS, 1.04%, 12/16/52 (a)	540,000	540,140
Newtek Small Business Loan Trust, Series 2018-1, Class A, 2.70%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(c)	483,090	475,617
Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.00%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(c)	232,487	224,735
Northwoods Capital XV Ltd., Series 2017-15A, Class A1R, ABS, (3 month USD LIBOR + 1.210%), 1.35%, 6/20/34 (a)(c)	2,000,000	2,001,178
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53 (a)	510,000	510,621
NRZ Advance Receivables Trust, Series 2020-T3, Class AT3, ABS, 1.32%, 10/15/52 (a)	500,000	500,105
NXT Capital CLO LLC, Series 2020-1A, Class C, ABS, (3 month USD LIBOR + 3.350%), 3.54%, 1/20/31 (a)(c)	1,620,000	1,624,515
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 1.06%, 10/20/27 (3 month USD LIBOR + 0.87%)(a)(c)	959,363	959,927
Ocean Trails CLO V, Series 2014-5A, Class ARR, (3 month USD LIBOR + 1.280%), 1.47%, 10/13/31 (a)(c)	1,474,373	1,474,372

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Octagon Investment Partners, Ltd., Series 2017-1A, Class AR, ABS, (3 month USD LIBOR + 1.050%), 1.24%, 7/20/30 (a)(c)	$875,000	$873,691
OnDeck Asset Securitization Trust III LLC, Series 2021-1A, Class B, ABS, 2.28%, 5/17/27 (a)	2,050,000	2,064,769
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24 (a)	136,288	136,866
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27 (a)	900,000	970,041
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 5/14/32 (a)	200,000	208,651
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.75%, 9/14/35 (a)	400,000	406,709
OneMain Financial Issuance Trust, Series 2021-1A, Class A2, ABS, (SOFR30A + 0.760%), 0.77%, 6/16/36 (a)(c)	600,000	608,520
Oportun Funding X LLC, Series 2018-C, Class A, 4.10%, 10/8/24 (a)	200,000	200,147
Oportun Funding XII LLC, Series 2018-D, Class A, 4.15%, 12/9/24 (a)	100,000	100,499
Oportun Funding XIV LLC, Series 2021-A, Class A, ABS, 1.21%, 3/8/28 (a)	1,200,000	1,203,435
Oportun Issuance Trust, Series 2021-B, Class C, ABS, 3.65%, 5/8/31 (a)	1,290,000	1,293,206
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27 (a)	677,249	698,531
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.10%, 2/15/28 (a)	800,000	823,436
OZLM XXIV Ltd., Series 2019-24A, Class A1A, 1.58%, 7/20/32 (3 month USD LIBOR + 1.39%)(a)(c)	500,000	500,051
Palmer Square CLO Ltd., Series 2015-1A, Class A1A4, ABS, (3 month USD LIBOR + 1.130%), 1.00%, 5/21/34 (a)(c)	1,500,000	1,500,828
Palmer Square Loan Funding 2020-4 Ltd., Series 2020-4A, Class B, (3 month USD LIBOR + 2.300%), 2.45%, 11/25/28 Zero Coupon,(a)(c)	730,000	731,526

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25 (a)	$403,205	$405,167
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A ( PRIME + 0.50%), 2.75%, 12/27/44 (a)(c)	385,664	368,654
Regatta VII Funding Ltd., Series 2016-4A, Class A1, ABS, (3 month USD LIBOR + 1.150%), 1.00%, 6/20/34 (a)(c)	1,500,000	1,499,625
Regional Management Issuance Trust, Series 2020-1, Class A, 2.34%, 10/15/30 (a)	320,000	325,894
Regional Management Issuance Trust, Series 2021-1, Class A, ABS, 1.68%, 3/17/31 (a)	1,870,000	1,867,859
Renew, Series 2018-1, Class A, 3.95%, 9/20/53 (a)	250,377	266,055
Renew, Series 2021-1, Class A, ABS, 2.06%, 11/20/56 (a)	959,571	959,806
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (a)	920,000	929,824
Republic Finance Issuance Trust, Series 2020-A, Class B, ABS, 3.54%, 11/20/30 (a)	600,000	617,442
Rockford Tower CLO 2020-1 Ltd., Series 2020-1A, Class A, ABS, (3 month USD LIBOR + 1.280%), 1.53%, 1/20/32 (a)(c)	1,250,000	1,258,964
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45 (a)	740,000	788,302
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	500,000	506,888
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, 9/15/23	217,813	218,168
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25	300,000	303,376
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	400,000	403,539
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, ABS, 1.01%, 1/15/26	300,000	301,740

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, ABS, 0.75%, 2/17/26	$600,000	$599,681
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, ABS, 0.90%, 6/15/26	500,000	500,805
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, ABS, 1.35%, 7/15/27	600,000	600,592
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, ABS, (3 month USD LIBOR + 1.320%), 1.51%, 10/20/32 (a)(c)	1,750,000	1,750,646
SoFi Consumer Loan Program Trust, Series 2020-1, Class 1A, 2.02%, 1/25/29 (a)	183,236	184,744
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.95%, 2/15/46 (a)	249,375	253,040
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48 (a)	155,458	161,336
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48 (a)	287,483	293,486
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/46 (a)	400,000	413,274
SolarCity FTE, Series 2016-A, Class A, 4.80%, 9/20/48 (a)	309,799	317,329
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 1.25%, 1/26/31 (3 month USD LIBOR + 1.07%)(a)(c)	250,000	250,041
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 7/15/30 (a)	168,298	168,661
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (a)	1,240,367	1,313,048
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49 (a)	1,015,781	1,064,200
STWD Ltd., Series 2019-FL1, Class B, 1.73%, 7/15/38 (1 month USD LIBOR + 1.60%)(a)(c)	470,000	470,000
STWD Ltd., Series 2019-FL1, Class C, 2.08%, 7/15/38 (1 month USD LIBOR + 1.95%)(a)(c)	280,000	279,825
Summit Issuer LLC, Series 2020-1A, Class A2, ABS, 2.29%, 12/20/50 (a)	1,620,000	1,615,256
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49 (a)	235,948	263,082

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54 (a)	$420,109	$451,301
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33 (a)	1,250,975	1,284,886
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46 (a)	480,000	482,650
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48 (a)	487,500	488,543
Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22 (a)	1,000,000	1,013,398
Tesla Auto Lease Trust, Series 2019-A, Class A4, 2.20%, 11/21/22 (a)	500,000	510,505
Tesla Auto Lease Trust, Series 2021-A, Class A3, ABS, 0.56%, 3/20/25 (a)	1,000,000	1,002,039
TH Msrissuer Trust, Series 2019-FT1, Class A, 2.89%, 6/25/24 (1 month USD LIBOR + 2.80%)(a)(c)	450,000	445,001
TICP CLO IX Ltd., Series 2017-9A, Class A, 1.33%, 1/20/31 (3 month USD LIBOR + 1.14%)(a)(c)	1,000,000	1,000,204
Towd Point Mortgage Trust, Series 2020-4, Class A1, ABS, 1.75%, 10/25/60 (a)	212,818	215,184
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (a)	300,000	304,984
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A2, ABS, 0.14%, 1/16/24	2,000,000	1,999,401
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A2, 3.73%, 3/15/22 (a)	200,000	201,195
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.65%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(c)	500,000	501,013
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44 (a)	829,508	858,357
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50 (a)	700,000	731,445
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (a)	237,422	257,914
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48 (a)	769,090	816,107
Wellfleet CLO Ltd., Series 2018-1A, Class A, 1.29%, 7/17/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	999,942

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49 (a)	$472,500	$504,162
World Omni Select Auto Trust, Series 2018-1A, Class C, 3.86%, 1/15/25 (a)	273,599	275,500
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	400,000	407,966
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	102,745
York CLO-6 Ltd., Series 2019-1A, Class A1, 1.53%, 7/22/32 (3 month USD LIBOR + 1.35%)(a)(c)	500,000	500,228
Zais CLO 9 Ltd., Series 2018-2A, Class A, 1.39%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(c)	970,261	959,020
TOTAL ASSET-BACKED SECURITIES (Cost: $127,293,793)		128,904,990
U.S. GOVERNMENT AGENCIES - 16.2%
Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	1,050,000	1,049,884
Federal Home Loan Mortgage Corp., 1.50%, 11/1/50	490,151	480,706
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	154,764	160,266
Federal Home Loan Mortgage Corp., 2.00%, 9/1/50	3,043,254	3,074,764
Federal Home Loan Mortgage Corp., 2.50%, 2/1/28	115,073	120,687
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	107,757	113,318
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	397,637	412,762
Federal Home Loan Mortgage Corp., 2.50%, 4/1/51	3,202,237	3,316,367
Federal Home Loan Mortgage Corp., 2.50%, 5/1/51	301,535	312,283
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	233,446	248,591
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	382,687	399,033
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	633,298	673,962
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	301,683	317,890
Federal Home Loan Mortgage Corp., 3.00%, 9/1/46	71,202	74,981
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	1,261,638	1,334,546
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	377,923	396,614
Federal Home Loan Mortgage Corp., 3.00%, 10/1/49	109,063	113,796
Federal Home Loan Mortgage Corp., 3.00%, 2/1/50	536,941	560,507
Federal Home Loan Mortgage Corp., 3.50%, 11/1/28	291,004	314,578
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	97,709	105,285

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	$440,811	$476,577
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	199,619	215,191
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	275,701	297,823
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	193,229	206,776
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	648,128	703,783
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	239,909	257,459
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	187,669	198,755
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	2,566,536	2,780,750
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	119,251	130,344
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	245,472	268,169
Federal Home Loan Mortgage Corp., 4.00%, 10/1/47	106,437	116,517
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	377,545	413,305
Federal Home Loan Mortgage Corp., 4.00%, 6/1/48	1,122,832	1,222,844
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	2,973,260	3,235,958
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	419,674	456,639
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	171,400	186,069
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	205,995	222,991
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	198,861	219,829
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	155,292	177,756
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	998,766
Federal National Mortgage Association, 0.88%, 8/5/30	1,615,000	1,529,107
Federal National Mortgage Association, 1.50%, 10/1/50	457,006	448,222
Federal National Mortgage Association, 1.50%, 12/1/50	984,299	965,353
Federal National Mortgage Association, 1.63%, 1/7/25	770,000	797,170
Federal National Mortgage Association, 2.00%, 12/1/40	643,784	652,848
Federal National Mortgage Association, 2.00%, 2/1/41	515,473	526,235
Federal National Mortgage Association, 2.00%, 5/1/41	985,167	1,002,025
Federal National Mortgage Association, 2.00%, 10/1/50	1,908,356	1,928,104
Federal National Mortgage Association, 2.00%, 11/1/50	481,840	486,835
Federal National Mortgage Association, 2.00%, 1/1/51	1,460,103	1,475,770
Federal National Mortgage Association, 2.50%, 4/1/31	553,712	583,391
Federal National Mortgage Association, 2.50%, 5/1/43	270,671	282,708
Federal National Mortgage Association, 2.50%, 8/1/46	687,090	713,451

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Federal National Mortgage Association, 2.50%, 9/1/46	$53,232	$55,268
Federal National Mortgage Association, 2.50%, 10/1/46	160,194	165,844
Federal National Mortgage Association, 2.50%, 11/1/49	672,088	695,791
Federal National Mortgage Association, 2.50%, 8/1/50	784,847	812,527
Federal National Mortgage Association, 2.50%, 10/1/50	437,297	452,720
Federal National Mortgage Association, 2.50%, 11/1/50	452,421	468,377
Federal National Mortgage Association, 2.50%, 6/1/51	129,553	134,122
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	1,068,588
Federal National Mortgage Association, 3.00%, 5/1/30	168,918	178,631
Federal National Mortgage Association, 3.00%, 5/1/32	563,511	597,683
Federal National Mortgage Association, 3.00%, 10/1/32	471,868	498,331
Federal National Mortgage Association, 3.00%, 5/1/40	351,462	368,528
Federal National Mortgage Association, 3.00%, 5/1/43	494,538	523,814
Federal National Mortgage Association, 3.00%, 9/1/46	165,015	175,084
Federal National Mortgage Association, 3.00%, 11/1/46	1,931,893	2,043,954
Federal National Mortgage Association, 3.00%, 1/1/47	309,423	324,410
Federal National Mortgage Association, 3.00%, 2/1/47	1,506,425	1,594,633
Federal National Mortgage Association, 3.00%, 2/25/47	492,417	518,028
Federal National Mortgage Association, 3.00%, 11/1/47	28,399	29,150
Federal National Mortgage Association, 3.00%, 12/1/49	577,272	601,859
Federal National Mortgage Association, 3.00%, 2/1/50	1,451,108	1,513,417
Federal National Mortgage Association, 3.00%, 7/1/50	5,622,183	5,991,520
Federal National Mortgage Association, 3.50%, 12/1/30	49,058	52,991
Federal National Mortgage Association, 3.50%, 5/1/40	122,554	129,587
Federal National Mortgage Association, 3.50%, 1/1/41	286,564	308,602
Federal National Mortgage Association, 3.50%, 8/1/42	228,787	247,203
Federal National Mortgage Association, 3.50%, 11/1/42	325,832	351,131
Federal National Mortgage Association, 3.50%, 8/1/43	137,933	149,341
Federal National Mortgage Association, 3.50%, 12/1/45	664,869	709,900
Federal National Mortgage Association, 3.50%, 8/1/46	248,852	270,133
Federal National Mortgage Association, 3.50%, 12/1/46	268,984	287,582
Federal National Mortgage Association, 3.50%, 1/1/47	153,992	163,391
Federal National Mortgage Association, 3.50%, 4/1/47	457,795	487,542

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Federal National Mortgage Association, 3.50%, 8/1/47	$10,534	$11,244
Federal National Mortgage Association, 3.50%, 9/1/47	218,434	231,125
Federal National Mortgage Association, 3.50%, 11/1/47	76,579	81,194
Federal National Mortgage Association, 3.50%, 2/1/48	299,773	317,304
Federal National Mortgage Association, 3.50%, 3/1/48	2,288,644	2,419,793
Federal National Mortgage Association, 3.50%, 4/1/48	304,802	322,216
Federal National Mortgage Association, 3.50%, 6/1/48	239,514	257,458
Federal National Mortgage Association, 3.50%, 11/1/48	337,320	355,993
Federal National Mortgage Association, 4.00%, 9/1/40	193,203	211,455
Federal National Mortgage Association, 4.00%, 3/1/41	358,491	394,160
Federal National Mortgage Association, 4.00%, 9/1/42	42,830	46,787
Federal National Mortgage Association, 4.00%, 1/1/44	11,009	12,102
Federal National Mortgage Association, 4.00%, 1/1/45	16,467	17,960
Federal National Mortgage Association, 4.00%, 6/1/45	5,305	5,797
Federal National Mortgage Association, 4.00%, 12/1/45	395,025	428,652
Federal National Mortgage Association, 4.00%, 7/1/46	452,781	488,095
Federal National Mortgage Association, 4.00%, 3/1/47	194,057	210,302
Federal National Mortgage Association, 4.00%, 9/1/47	679,261	727,758
Federal National Mortgage Association, 4.00%, 10/1/47	161,620	172,416
Federal National Mortgage Association, 4.00%, 12/1/47	395,425	425,405
Federal National Mortgage Association, 4.00%, 1/1/48	362,368	385,208
Federal National Mortgage Association, 4.00%, 2/1/48	129,307	138,140
Federal National Mortgage Association, 4.00%, 4/1/48	638,473	678,995
Federal National Mortgage Association, 4.50%, 9/1/40	204,500	225,683
Federal National Mortgage Association, 4.50%, 2/1/41	378,977	422,037
Federal National Mortgage Association, 4.50%, 9/1/42	3,997	4,403
Federal National Mortgage Association, 4.50%, 12/1/43	21,105	23,426
Federal National Mortgage Association, 4.50%, 7/1/46	164,741	179,512
Federal National Mortgage Association, 4.50%, 11/1/47	64,835	71,745
Federal National Mortgage Association, 4.50%, 1/1/48	176,905	195,487
Federal National Mortgage Association, 4.50%, 2/1/48	30,712	33,937
Federal National Mortgage Association, 4.50%, 3/1/48	263,622	287,999

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Federal National Mortgage Association, 4.50%, 5/1/48	$228,495	$252,638
Federal National Mortgage Association, 5.00%, 9/1/40	169,522	192,294
Federal National Mortgage Association, 5.00%, 2/1/41	103,518	118,433
Federal National Mortgage Association, 5.00%, 7/1/44	273,112	314,883
Federal National Mortgage Association, 5.00%, 5/1/48	89,138	98,470
Federal National Mortgage Association, 5.00%, 8/1/48	29,114	32,364
Federal National Mortgage Association, 5.50%, 2/1/42	65,459	75,465
Government National Mortgage Association, 2.00%, 3/20/51	487,103	496,334
Government National Mortgage Association, 2.00%, 8/1/51 (f)	2,765,000	2,810,903
Government National Mortgage Association, 2.50%, 12/20/46	128,535	134,029
Government National Mortgage Association, 2.50%, 1/20/50	420,380	435,201
Government National Mortgage Association, 2.50%, 10/20/50	2,216,582	2,304,362
Government National Mortgage Association, 2.50%, 7/1/51 (f)	1,000,000	1,034,844
Government National Mortgage Association, 2.50%, 8/1/51 (f)	5,500,000	5,681,543
Government National Mortgage Association, 3.00%, 12/20/42	264,090	281,743
Government National Mortgage Association, 3.00%, 12/20/45	90,533	95,911
Government National Mortgage Association, 3.00%, 9/20/46	144,217	152,110
Government National Mortgage Association, 3.00%, 10/20/46	297,492	312,638
Government National Mortgage Association, 3.00%, 2/20/47	325,692	342,317
Government National Mortgage Association, 3.00%, 4/20/47	224,792	236,988
Government National Mortgage Association, 3.00%, 12/20/47	105,657	111,482
Government National Mortgage Association, 3.00%, 1/20/48	221,407	232,757
Government National Mortgage Association, 3.00%, 9/20/49	191,834	200,807

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Government National Mortgage Association, 3.00%, 12/20/49	$376,779	$393,279
Government National Mortgage Association, 3.00%, 4/15/50	380,765	396,164
Government National Mortgage Association, 3.00%, 8/20/50	2,173,761	2,326,486
Government National Mortgage Association, 3.00%, 10/20/50	470,679	499,139
Government National Mortgage Association, 3.00%, 8/1/51 (f)	850,000	886,540
Government National Mortgage Association, 3.50%, 2/20/42	220,067	236,028
Government National Mortgage Association, 3.50%, 7/20/42	325,339	349,553
Government National Mortgage Association, 3.50%, 11/20/42	147,188	158,013
Government National Mortgage Association, 3.50%, 8/20/45	64,794	69,040
Government National Mortgage Association, 3.50%, 9/20/45	65,301	69,575
Government National Mortgage Association, 3.50%, 4/20/46	95,681	101,583
Government National Mortgage Association, 3.50%, 12/20/46	537,171	571,902
Government National Mortgage Association, 3.50%, 1/20/47	345,750	368,450
Government National Mortgage Association, 3.50%, 11/20/47	195,944	207,961
Government National Mortgage Association, 3.50%, 1/20/48	206,899	219,155
Government National Mortgage Association, 3.50%, 11/20/48	796,831	838,810
Government National Mortgage Association, 3.50%, 8/20/50	850,027	925,032
Government National Mortgage Association, 3.50%, 10/20/50	107,248	115,551
Government National Mortgage Association, 4.00%, 11/20/40	112,646	123,240

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Government National Mortgage Association, 4.00%, 2/20/46	$258,728	$280,255
Government National Mortgage Association, 4.00%, 3/20/46	99,323	107,629
Government National Mortgage Association, 4.00%, 5/20/47	159,667	170,894
Government National Mortgage Association, 4.00%, 8/20/47	82,559	88,342
Government National Mortgage Association, 4.00%, 9/20/47	1,272,299	1,356,780
Government National Mortgage Association, 4.50%, 9/20/39	116,986	129,376
Government National Mortgage Association, 4.50%, 7/20/41	65,318	72,239
Government National Mortgage Association, 4.50%, 2/20/47	47,909	52,313
Government National Mortgage Association, 4.50%, 8/20/47	79,927	86,319
Government National Mortgage Association, 4.50%, 1/20/48	266,809	288,268
Government National Mortgage Association, 4.50%, 3/20/48	52,923	56,894
Government National Mortgage Association, 4.50%, 7/20/48	116,482	125,423
Government National Mortgage Association, 4.50%, 6/20/49	321,046	343,185
Government National Mortgage Association, 5.00%, 7/20/45	168,309	190,598
UMBS, 15 Year, Single Family, 2.00%, 8/1/36 (f)	3,000,000	3,089,887
UMBS, 30 Year, Single Family, 2.00%, 8/1/51 (f)	6,300,000	6,348,727
UMBS, 15 Year, Single Family, 2.50%, 8/1/36 (f)	1,500,000	1,562,500
UMBS, 30 Year, Single Family, 2.50%, 7/1/51 (f)	1,000,000	1,034,297
UMBS, 30 Year, Single Family, 2.50%, 8/1/51 (f)	10,050,000	10,375,055
UMBS, 30 Year, Single Family, 3.00%, 8/1/51 (f)	500,000	520,850
United States Department of Housing and Urban Development, 2.87%, 8/1/27	1,000,000	1,091,507
United States International Development Finance Corp., 1.05%, 10/15/29	927,948	927,473

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
United States International Development Finance Corp., Series 1, 1.65%, 4/15/28	$1,000,000	$1,012,495

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $121,969,305)		123,627,133

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.9%
Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25 (a)(c)	843,901	849,858
Alen Mortgage Trust, Series 2021-ACEN, Class C, (1 month USD LIBOR + 2.250%), 2.32%, 4/15/34 (a)(c)	1,000,000	1,000,298
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 0.92%, 9/15/34 (1 month USD LIBOR + 0.85%)(a)(c)	400,000	400,125
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	654,785
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	541,480
BANK, Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,200,000	1,165,842
BANK, Series 2020-BN29, Class A3, 1.74%, 11/15/53	500,000	490,066
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.19%, 7/25/29 (1 month USD LIBOR + 1.10%)(a)(c)	33,643	33,685
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 1.69%, 7/25/29 (1 month USD LIBOR + 1.60%)(a)(c)	150,000	150,382
Bellemeade Re Ltd., Series 2020-1A, Class M1B, CMO, (1 month USD LIBOR + 3.400%), 3.49%, 6/25/30 (a)(c)	25,587	25,597
Bellemeade Re Ltd., Series 2021-1A, Class M1A, CMO, 1.77%, 3/25/31 (a)(c)	300,000	301,925
Bellemeade Re Ltd., Series 2021-2A, Class M1A, CMO, (SOFR30A + 1.200%), 1.21%, 6/25/31 (a)(c)	605,000	605,359
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	529,706
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 3/15/62 (a)(c)	250,000	268,646
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	933,984
Benchmark Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	1,200,000	1,170,790

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
Benchmark Mortgage Trust, Series 2020-B20, Class A4, 1.75%, 10/15/53	$1,300,000	$1,281,829
Benchmark Mortgage Trust, Series 2020-B21, Class A4, 1.70%, 12/17/53	500,000	490,032
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48 (a)	1,500,000	1,552,334
Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, 3/15/54	550,000	558,572
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, 3/15/54	600,000	609,274
Benchmark Mortgage Trust, Series 2021-B25, Class A3, 1.91%, 4/15/54	1,200,000	1,205,024
Benchmark Mortgage Trust, Series 2021-B25, Class A4, 2.27%, 4/15/54	800,000	818,911
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 0.87%, 12/15/36 (1 month USD LIBOR +0.800%)(a)(c)	679,342	680,193
BXMT 2020-FL2 Ltd., Series 2020-FL2, Class A, (1 month USD LIBOR + 0.900%), 1.03%, 2/15/38 (a)(c)	840,000	839,214
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	843,045
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49 (c)	500,000	532,897
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	928,833
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39 (a)	250,000	266,297
Century Plaza Towers, Series 2019-CPT, Class E, 3.10%, 11/13/39 (a)(c)	488,000	483,496
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.59%, 12/10/54	2,332,126	2,517,472
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 1.82%, 7/15/30 (1 month USD LIBOR + 1.75%)(a)(c)	1,300,000	1,277,411
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	103,132	109,386

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	$114,286	$119,736
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	852,934
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	860,000	916,382
COMM Mortgage Trust, Series 2013-LC13, Class D, 5.44%, 8/10/46 (a)(c)	500,000	461,286
COMM Mortgage Trust, Series 2016-CR28, Class B, 4.79%, 2/10/49 (c)	500,000	550,906
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	135,894	145,089
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	790,924
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, 3/15/54	1,250,000	1,295,178
CSMC, Series 2020, 0.00%, 4/28/38	204,100	205,290
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57 (a)(c)	187,275	195,655
CSMC Trust, Series 2020-RPL6, Class A1, CMO, 2.69%, 3/25/59 (a)(c)	173,826	175,993
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,157,184
Eagle RE Ltd., Series 2021-1, Class M1A, CMO, (SOFR30A + 1.700%), 1.72%, 10/25/33 (a)(c)	935,000	937,898
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M2, CMO, (1 month USD LIBOR + 1.350%), 1.44%, 3/25/29 (c)	12,941	12,941
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 1.29%, 10/25/29 (1 month USD LIBOR + 1.20%)(c)	19,825	19,841
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class M2, CMO, (1 month USD LIBOR + 2.300%), 2.39%, 9/25/30 (c)	46,588	47,258

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
Federal Home Loan Mortgage Corp., Series 2020-HQA3, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.600%), 3.69%, 7/25/50 (a)(c)	$185,474	$187,780
Federal Home Loan Mortgage Corp., Series 2021-DNA3, Class M2, CMO, REMIC, (SOFR30A + 2.100%), 2.12%, 10/25/33 (a)(c)	639,000	652,680
Federal Home Loan Mortgage Corp., Series 326, Class 350, CMO, STRIPS, 3.50%, 3/15/44	275,328	293,027
Federal Home Loan Mortgage Corp., Series 4640, Class CZ, CMO, REMIC, 3.50%, 12/15/46	1,011,150	1,095,486
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	1,000,000	1,025,058
Federal Home Loan Mortgage Corp., Series 4710, Class KZ, CMO, REMIC, 3.50%, 8/15/47	1,088,479	1,181,798
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 9.72%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	119,764	145,656
Federal Home Loan Mortgage Corp., Series 5027, Class AI, CMO, IO, REMIC, 2.00%, 9/25/50 (g)	558,439	64,734
Federal Home Loan Mortgage Corp., Series 5034, Class IJ, CMO, IO, REMIC, 2.50%, 11/25/50 (g)	1,664,102	271,395
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 4/25/28	930,000	1,075,864
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28 (c)	150,000	173,602
Federal Home Loan Mortgage Corp., Series K083, Class AM, 4.03%, 10/25/28 (c)	350,000	409,448
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29 (c)	360,000	415,938
Federal Home Loan Mortgage Corp., Series K091, Class AM, 3.57%, 3/25/29	750,000	860,488
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33 (c)	600,000	719,084
Federal Home Loan Mortgage Corp., Series KC03, Class A2, 3.50%, 1/25/26	450,000	480,871

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.34%, 4/25/28 (c)	$830,000	$924,379
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 2.69%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	75,345	75,782
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.09%, 7/25/24 (1 month USD LIBOR + 3.00%)(c)	97,739	98,479
Federal National Mortgage Association, Series 2015-C04, Class 2M2, CMO, (1 month USD LIBOR + 5.550%), 5.64%, 4/25/28 (c)	10,670	11,298
Federal National Mortgage Association, Series 2016-C01, Class 2M2, CMO, (1 month USD LIBOR + 6.950%), 7.04%, 8/25/28 (c)	26,622	28,223
Federal National Mortgage Association, Series 2016-C02, Class 1M2, CMO, (1 month USD LIBOR + 6.000%), 6.09%, 9/25/28 (c)	115,581	121,979
Federal National Mortgage Association, Series 2016-C03, Class 2M2, CMO, (1 month USD LIBOR + 5.900%), 5.99%, 10/25/28 (c)	35,846	37,867
Federal National Mortgage Association, Series 2017-C02, Class 2ED4, 0.94%, 9/25/29 (1 month USD LIBOR + 0.85%)(c)	88,471	86,408
Federal National Mortgage Association, Series 2017-C05, Class 1M2A, 2.29%, 1/25/30 (1 month USD LIBOR + 2.20%)(c)	4,353	4,367
Federal National Mortgage Association, Series 2018-C02, Class 2M2, CMO, (1 month USD LIBOR + 2.200%), 2.29%, 8/25/30 (c)	12,856	12,995
Federal National Mortgage Association, Series 2018-C03, Class 1EA2, 0.94%, 10/25/30 (1 month USD LIBOR + 0.85%)(c)	37,693	37,571
Federal National Mortgage Association, Series 2018-C04, Class 2M2, CMO, (1 month USD LIBOR + 2.550%), 2.64%, 12/25/30 (c)	7,223	7,352

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.48%, 7/25/28 (c)	$126,675	$137,690
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.44%, 6/25/28 (c)	500,000	562,998
Federal National Mortgage Association, Series 2019-78, Class ZB, CMO, REMIC, 3.00%, 1/25/50	361,905	381,474
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	960,108	995,367
Federal National Mortgage Association, Series 2019-M22, Class A1, 2.10%, 8/25/29	940,061	985,422
Federal National Mortgage Association, Series 2019-M25, Class AV1, 2.05%, 12/25/26	452,512	460,566
Federal National Mortgage Association, Series 2020-56, Class LI, CMO, IO, REMIC, 2.00%, 8/25/50 (g)	458,569	54,183
Federal National Mortgage Association, Series 2020-75, Class LI, CMO, IO, REMIC, 2.50%, 11/25/50	710,697	101,255
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.56%, 11/25/30 (c)	1,000,000	999,218
Flagstar Mortgage Trust, Series 2021-4, Class A21, CMO, 2.50%, 6/1/51 (a)(c)	240,000	241,650
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	225,102	239,746
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	270,579	296,224
Government National Mortgage Association, Series 2017-101, Class AB, 2.50%, 7/20/47	336,443	351,801
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46 (g)	68,623	8,352
Government National Mortgage Association, Series 2019-M25, Class AB, 3.50%, 1/20/49	251,006	273,623

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
GS Mortgage Securities Corp., Series 2021-RENT, Class A, (1 month USD LIBOR + 0.700%), 0.79%, 11/21/35 (a)(c)	$300,000	$300,144
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51 (c)	800,000	877,788
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,080,543	1,134,407
GS Mortgage Securities Trust, Series 2016-GS4, Class C, 3.93%, 11/10/49 (c)	500,000	500,605
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	1,088,793
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	1,157,705
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,414,601
GS Mortgage Securities Trust, Series 2020-GSA2, Class A4, 1.72%, 12/12/53	1,100,000	1,077,130
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A4, CMO, 3.50%, 7/25/50 (a)(c)	37,805	38,265
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A4, CMO, 2.50%, 10/25/51 (a)(c)	99,537	100,188
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A4, CMO, 2.50%, 11/25/51 (a)(c)	285,000	286,389
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 0.71%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	45,048	45,104
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 8/5/34 (a)(c)	900,000	741,775
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,168,623
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.07%, 9/15/29 (1 month USD LIBOR + 1.00%)(a)(c)	400,000	400,512
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47 (a)(c)	12,420	12,638

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48 (a)(c)	$32,947	$33,899
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 0.84%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(c)	36,077	36,035
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49 (a)(c)	5,404	5,463
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49 (a)(c)	4,158	4,220
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49 (a)(c)	13,518	13,701
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, CMO, 1.04%, 10/25/49 (a)(c)	41,043	41,309
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.88%, 6/25/50 (a)(c)	33,999	35,539
JP Morgan Mortgage Trust, Series 2021-6, Class A15, CMO, 2.50%, 10/25/51 (a)(c)	220,152	223,171
JP Morgan Mortgage Trust, Series 2021-7, Class A15, CMO, 2.50%, 11/25/51 (a)(c)	189,200	190,671
JP Morgan Mortgage Trust, Series 2021-8, Class A15, CMO, 2.50%, 12/25/51 (a)(c)	140,000	141,225
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.05%, 11/15/47 (a)(c)	470,000	300,950
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	287,046	304,796
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	123,093
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,069,194	1,149,856
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	1,048,536
Manhattan West 2020-1MW Mortgage Trust, Series 2020-1MW, Class C, 2.41%, 9/10/39 (a)(c)	500,000	506,088
MBRT, Series 2019-MBR, Class A, 0.92%, 11/15/36 (1 month USD LIBOR + 0.85%)(a)(c)	420,000	420,643

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
Mello Warehouse Securitization Trust, Series 2021-1, Class A, CMO, (1 month USD LIBOR + 0.700%), 0.81%, 2/25/55 (a)(c)	$500,000	$500,000
MFA 2021-RPL1 Trust, Series 2021-RPL1, Class A1, CMO, 1.13%, 7/25/60 (a)(c)	852,563	849,800
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 5.06%, 11/15/46 (c)	375,000	381,808
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	166,820	179,823
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	257,286	269,635
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49 (a)	400,000	347,438
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	659,451
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.47%, 5/15/36 (1 month USD LIBOR + 1.40%)(a)(c)	1,000,000	976,706
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	1,076,269
Mortgage Repurchase Agreement Financing Trust, Series 2020-3, Class A1, CMO, (1 month USD LIBOR + 1.250%), 1.33%, 1/23/23 (a)(c)	100,000	100,003
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, Class A1, CMO, (1 month USD LIBOR + 1.350%), 1.43%, 4/23/23 (a)(c)	100,000	100,048
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, Class A2, CMO, (1 month USD LIBOR + 1.350%), 1.43%, 4/23/23 (a)(c)	185,000	185,089
Mortgage Repurchase Agreement Financing Trust, Series 2021-1, Class A2, CMO, (1 month USD LIBOR + 0.500%), 0.58%, 3/10/22 (a)(c)	700,000	700,101

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
MRA Issuance Trust, Series 2020-15, Class A, CMO, (1 month USD LIBOR + 1.500%), 1.59%, 7/15/21 (a)(c)	$1,700,000	$1,700,071
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35 (a)	93,640	95,329
MSG III Securitization Trust, Series 2021-1, Class A, CMO, (1 month USD LIBOR + 0.750%), 0.84%, 6/25/54 (a)(c)	525,000	524,903
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class D, (1 month USD LIBOR + 2.750%), 2.82%, 7/15/36 (a)(c)	1,000,000	999,699
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 4.32%, 7/15/36 (1 month USD LIBOR + 4.25%)(a)(c)	750,000	736,820
New Residential Mortgage Loan Trust, Series 2015-1A, Class A3, CMO, 3.75%, 5/28/52 (a)(c)	66,298	70,002
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 0.84%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	80,091	80,240
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class M1, CMO, 2.99%, 9/25/59 (a)(c)	100,000	100,892
Oaktown Re IV Ltd., Series 2020-1A, Class M1B, CMO, (1 month USD LIBOR + 4.750%), 4.84%, 7/25/30 (a)(c)	32,242	32,314
OBX Trust, Series 2018-1, Class A2, CMO, (1 month USD LIBOR + 0.650%), 0.74%, 6/25/57 (a)(c)	25,534	25,554
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54 (a)	350,000	362,411
PMT Credit Risk Transfer Trust, Series 2020-2R, Class A, CMO, (1 month USD LIBOR + 3.815%), 3.91%, 12/25/22 (a)(c)	215,846	218,301
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, CMO, (1 month USD LIBOR + 2.900%), 3.01%, 2/27/24 (a)(c)	916,596	924,992

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, CMO, (1 month USD LIBOR + 0.700%), 0.79%, 2/25/55 (a)(c)	$660,000	$657,949
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, (1 month USD LIBOR + 1.050%), 1.13%, 2/7/52 Zero Coupon,(a)(c)	271,899	272,805
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	371,714	391,545
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45 (a)(c)	16,099	16,416
Sequoia Mortgage Trust, Series 2017-6, Class A19, CMO, 3.50%, 9/25/47 (a)(c)	22,392	22,777
Sequoia Mortgage Trust, Series 2019-2, Class A1, 4.00%, 6/25/49 (a)(c)	37,363	38,018
Sequoia Mortgage Trust, Series 2019-5, Class A1, 3.50%, 12/25/49 (a)(c)	42,384	43,078
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50 (a)(c)	86,242	88,047
Sequoia Mortgage Trust, Series 2021-4, Class A19, CMO, 2.50%, 6/25/51 (a)(c)	99,726	100,377
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46 (a)(c)	35,102	35,143
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	960,000	999,973
STACR Trust, Series 2018-DNA3, Class M1, 0.84%, 9/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	378	378
Station Place Securitization Trust, Series 2021-4, Class A, CMO, (1 month USD LIBOR + 0.900%), 0.99%, 4/11/22 (a)(c)	700,000	700,000
Station Place Securitization Trust, Series 2021-8, Class A, CMO, (3 month USD LIBOR + 0.800%), 0.90%, 6/20/22 (a)(c)	610,000	610,274
Station Place Securitization Trust, Series 2021-WL1, Class A, CMO, (1 month USD LIBOR + 0.650%), 0.74%, 1/26/54 (a)(c)	520,000	520,278
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	639,649

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	$148,558	$162,733
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	331,694
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,235,036
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	553,587
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30 (a)	1,300,000	1,308,907
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.22%, 3/10/46 (a)(c)	225,000	190,165
Verus Securitization Trust, Series 2019-4, Class M1, CMO, 3.21%, 11/25/59 (a)(c)	100,000	101,892
VNDO Trust, Series 2016-350P, Class A, 3.81%, 1/10/35 (a)	600,000	661,519
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS, 3.54%, 10/15/45	140,000	144,125
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	479,223
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	1,040,549
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 1.81%, 2/15/37 (1 month USD LIBOR +1.740%)(a)(c)	1,295,000	1,291,765
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class A, (1 month USD LIBOR + 1.150%), 1.22%, 2/15/40 (a)(c)	1,999,848	2,008,092
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49 (a)(c)	9,144	9,199
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.28%, 5/15/45 (a)(c)	225,000	221,968
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 5.03%, 12/15/46 (c)	350,000	358,989
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $88,663,844)		$90,948,132

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 7.2%
BASIC MATERIALS - 0.6%
Anglo American Capital PLC, 2.63%, 9/10/30 (a)	$200,000	$200,757
Braskem Netherlands Finance B.V., 4.50%, 1/31/30 (a)	207,000	215,677
Celulosa Arauco y Constitucion S.A., 5.15%, 1/29/50 (a)	700,000	807,800
Kinross Gold Corp., 4.50%, 7/15/27	595,000	679,563
LG Chem Ltd., 3.25%, 10/15/24 (a)	660,000	709,005
NOVA Chemicals Corp., 4.88%, 6/1/24 (a)	200,000	211,000
Suzano Austria GmbH, 3.13%, 1/15/32	133,000	131,719
Suzano Austria GmbH, 3.75%, 1/15/31	147,000	154,166
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	1,077,486
Teck Resources Ltd., 6.25%, 7/15/41	302,000	394,641
Total Basic Materials		4,581,814
COMMUNICATIONS - 0.1%
NTT Finance Corp., 1.16%, 4/3/26 (a)	203,000	202,533
Telefonica Emisiones S.A., 4.90%, 3/6/48	150,000	179,615
Vodafone Group PLC, 4.88%, 6/19/49	59,000	74,414
Vodafone Group PLC, 5.25%, 5/30/48	92,000	121,225
Total Communications		577,787
CONSUMER, CYCLICAL - 0.2%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28 (a)	200,000	202,500
Hyundai Capital Services, Inc., 1.25%, 2/8/26 (a)	1,050,000	1,033,342
Kia Corp., 1.00%, 4/16/24 (a)	91,000	91,462
Total Consumer, Cyclical		1,327,304
CONSUMER, NON-CYCLICAL - 0.4%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27 (a)	1,200,000	1,193,477
IHS Markit Ltd., 4.13%, 8/1/23	210,000	224,154
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	142,000	150,746
Triton Container International Ltd., 1.15%, 6/7/24 (a)	1,500,000	1,497,033
Triton Container International Ltd., 3.15%, 6/15/31 (a)	133,000	133,781
Viterra Finance B.V., 3.20%, 4/21/31 (a)	200,000	201,561
Total Consumer, Non-cyclical		$3,400,752

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - (continued)
ENERGY - 1.0%
Aker BP ASA, 2.88%, 1/15/26 (a)	$1,000,000	$1,053,281
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24 (a)	475,000	503,500
BP Capital Markets PLC, (5 year CMT + 4.398%), 4.88%, 3/22/30 (c)(e)	161,000	176,778
CNOOC Finance 2013 Ltd., 2.88%, 9/30/29	300,000	309,951
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27 (a)	975,000	998,400
Enbridge, Inc., 2.50%, 8/1/33	98,000	98,009
Equinor ASA, 3.25%, 11/18/49	1,000,000	1,061,582
Lundin Energy Finance B.V., 3.10%, 7/15/31 (a)	200,000	202,027
Noble Finance Co., PIK, 11.00%, 2/15/28 (a)	1,034	1,137
Noble Finance Co., PIK, 11.00%, 2/15/28	7,489	8,238
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	46,019
Petroleos Mexicanos, 6.49%, 1/23/27	262,000	276,738
Santos Finance Ltd., 3.65%, 4/29/31 (a)	1,215,000	1,243,606
Sinopec Group Overseas Development 2018 Ltd., 3.68%, 8/8/49 (a)	200,000	213,801
Suncor Energy, Inc., 5.95%, 5/15/35	67,000	88,142
Total Capital International S.A., 3.13%, 5/29/50	375,000	380,129
UEP Penonome II S.A., 6.50%, 10/1/38 (a)	1,005,690	1,025,814
Total Energy		7,687,152
FINANCIAL - 3.9%
Athene Holding Ltd., 3.95%, 5/25/51	37,000	39,586
Banco Santander S.A., 2.71%, 6/27/24	200,000	210,453
Bank of Montreal, 2.05%, 11/1/22	327,000	334,595
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23 (a)	490,000	522,131
Barclays PLC, (5 year CMT + 2.900%), 3.56%, 9/23/35 (c)	200,000	208,368
BNP Paribas S.A., 1.32%, 1/13/27 (SOFR + 1.004%)(a)(c)	423,000	417,875
BNP Paribas S.A., (5 year CMT + 2.050%), 2.59%, 8/12/35 (a)(c)	900,000	879,222
BNP Paribas S.A., (SOFR + 0.912%), 1.68%, 6/30/27 (a)(c)	640,000	639,407

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - (continued)
FINANCIAL - (continued)
BNP Paribas S.A., (SOFR + 1.387%), 2.87%, 4/19/32 (a)(c)	$206,000	$211,556
BNP Paribas S.A., (SOFR + 1.609%), 1.90%, 9/30/28 (a)(c)	535,000	531,356
Bpce S.A., 1.65%, 10/6/26 (SOFR + 1.520%)(a)(c)	1,225,000	1,230,406
Canadian Imperial Bank of Commerce, 0.50%, 12/14/23	115,000	114,686
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	86,000	85,434
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	203,000	211,999
Cooperatieve Rabobank UA, 3.75%, 7/21/26	1,000,000	1,101,208
Cooperatieve Rabobank UA, (1 year CMT + 0.730%), 1.00%, 9/24/26 (a)(c)	261,000	257,586
Credit Agricole S.A., 1.25%, 1/26/27 (SOFR + 0.892%)(a)(c)	295,000	290,437
Credit Agricole S.A., 1.91%, 6/16/26 (SOFR + 1.676%)(a)(c)	500,000	509,770
Credit Agricole S.A., 2.81%, 1/11/41 (a)	250,000	237,201
Credit Suisse Group AG, 1.31%, 2/2/27 (SOFR + 0.980%)(a)(c)	950,000	930,478
Credit Suisse Group AG, (SOFR + 1.730%), 3.09%, 5/14/32 (a)(c)	985,000	1,014,798
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(a)(c)	651,000	692,856
DBS Group Holdings Ltd., 2.85%, 4/16/22 (a)	203,000	206,800
Deutsche Bank AG, (SOFR + 2.159%), 2.22%, 9/18/24 (c)	150,000	154,053
Deutsche Bank AG, Series D, 5.00%, 2/14/22	450,000	462,310
Enstar Group Ltd., 4.95%, 6/1/29	289,000	331,847
Fairfax Financial Holdings Ltd., 3.38%, 3/3/31 (a)	53,000	55,234
HSBC Holdings PLC, (SOFR + 1.290%), 1.59%, 5/24/27 (c)	200,000	200,385
ING Groep N.V., (1 year CMT + 1.100%), 1.40%, 7/1/26 (a)(c)	1,280,000	1,283,135
Intesa Sanpaolo SpA, 4.20%, 6/1/32 (a)	650,000	666,094
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29 (a)	600,000	658,322

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - (continued)
FINANCIAL - (continued)
JAB Holdings B.V., 3.75%, 5/28/51 (a)	$250,000	$267,046
Kookmin Bank, 2.50%, 11/4/30 (a)	950,000	944,785
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.10% + 3 month USD LIBOR thereafter)(c)	764,000	799,862
National Bank of Canada, (1 year CMT + 0.400%), 0.55%, 11/15/24 (c)	250,000	249,120
Natwest Group PLC, 5.08%, 1/27/30 (5.77% fixed rate until 7/24/37; 1.905% + 3 month USD LIBOR thereafter)(c)	210,000	248,948
NatWest Markets PLC, 0.80%, 8/12/24 (a)	1,000,000	995,417
NatWest Markets PLC, 3.63%, 9/29/22 (a)	450,000	468,011
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26 (a)	500,000	533,669
Owl Rock Technology Finance Corp., 6.75%, 6/30/25 (a)	670,000	773,488
Societe Generale S.A., 3.88%, 3/28/24 (a)	350,000	376,186
Societe Generale S.A., (1 year CMT + 1.000%), 1.79%, 6/9/27 (a)(c)	1,915,000	1,910,345
Societe Generale S.A., (1 year CMT + 1.300%), 2.89%, 6/9/32 (a)(c)	950,000	961,324
Standard Chartered PLC, (5 year CMT + 2.300%), 3.27%, 2/18/36 (a)(c)	200,000	200,611
State Bank of India, 4.38%, 1/24/24 (a)	205,000	220,242
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/24 (a)	313,000	313,478
Swiss Re Finance Luxembourg S.A., 5.00%, 4/2/49 (5 year CMT + 3.582%)(a)(c)	1,000,000	1,137,250
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(c)	400,000	441,676
UniCredit SpA, (1 year CMT + 1.550%), 3.13%, 6/3/32 (a)(c)	200,000	200,440
UniCredit SpA, (1 year CMT + 2.300%), 2.57%, 9/22/26 (a)(c)	1,000,000	1,013,845
UniCredit SpA, (3 month USD LIBOR + 3.900%), 4.09%, 1/14/22 (a)(c)	500,000	509,020

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - (continued)
FINANCIAL - (continued)
United Overseas Bank Ltd., (5 year CMT + 1.230%), 2.00%, 10/14/31 (a)(c)	$1,000,000	$1,000,370
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 0.58%, 6/26/24 (c)	674,055	675,227
WLB Asset II B Pte Ltd., 3.95%, 12/10/24 (a)	1,000,000	990,359
WLB Asset II Pte Ltd., 4.00%, 1/14/24 (a)	250,000	256,576
Total Financial		30,176,883
INDUSTRIAL - 0.4%
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	145,749
Embraer Overseas Ltd., 5.70%, 9/16/23 (a)	135,000	143,941
Johnson Controls International PLC, 6.00%, 1/15/36	250,000	349,997
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	1,050,000	1,011,161
Masonite International Corp., 5.75%, 9/15/26 (a)	325,000	336,375
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	209,000
Mexico City Airport Trust, 5.50%, 7/31/47 (a)	200,000	202,760
Siemens Financieringsmaatschappij N.V., 0.48%, 3/11/24 ( SOFR + 0.430%)(a)(c)	425,000	427,996
Siemens Financieringsmaatschappij N.V., 3.25%, 5/27/25 (a)	260,000	282,392
Total Industrial		3,109,371
TECHNOLOGY - 0.2%
SK Hynix, Inc., 2.38%, 1/19/31 (a)	1,075,000	1,046,760
TSMC Global Ltd., 0.75%, 9/28/25 (a)	200,000	195,608
Total Technology		1,242,368
UTILITIES - 0.4%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28 (a)	200,000	201,120
AES Gener S.A., (5 year CMT + 4.917%), 6.35%, 10/7/79 (a)(c)	1,000,000	1,066,500
Consorcio Transmantaro S.A., 4.70%, 4/16/34 (a)	430,000	475,365
Electricite de France S.A., 5.00%, 9/21/48 (a)	250,000	327,074

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - (continued)
FINANCIAL - (continued)
Enel Finance International N.V., 3.50%, 4/6/28 (a)	$170,000	$186,134
Enel Finance International N.V., 3.63%, 5/25/27 (a)	80,000	87,876
Enel Finance International N.V., 4.63%, 9/14/25 (a)	200,000	226,829
Engie Energia Chile S.A., 3.40%, 1/28/30 (a)	209,000	214,225
Total Utilities		2,785,123
TOTAL FOREIGN CORPORATE BONDS (Cost: $53,473,288)		54,888,554
U.S. GOVERNMENT OBLIGATIONS - 5.2%
U.S. Treasury Bonds, 1.38%, 8/15/50	264,000	222,554
U.S. Treasury Bonds, 1.88%, 2/15/41	350,000	342,617
U.S. Treasury Bonds, 1.88%, 2/15/51	7,052,000	6,730,253
U.S. Treasury Bonds, 2.25%, 5/15/41	950,000	988,445
U.S. Treasury Bonds, 2.50%, 2/15/46	210,000	227,489
U.S. Treasury Bonds, 2.50%, 5/15/46	185,000	200,421
U.S. Treasury Bonds, 2.88%, 5/15/43	960,000	1,104,075
U.S. Treasury Bonds, 3.00%, 11/15/44	835,000	983,017
U.S. Treasury Bonds, 3.00%, 5/15/45	550,000	648,613
U.S. Treasury Coupon STRIP, 5/15/44, Zero Coupon	205,000	123,921
U.S. Treasury Coupon STRIP, 8/15/44, Zero Coupon	975,000	584,560
U.S. Treasury Coupon STRIP, 2/15/45, Zero Coupon	355,000	210,970
U.S. Treasury Coupon STRIP, 11/15/40, Zero Coupon	1,485,000	979,914
U.S. Treasury Coupon STRIP, 5/15/41, Zero Coupon	3,230,000	2,107,406
U.S. Treasury Coupon STRIP, 5/15/42, Zero Coupon	80,000	50,624
U.S. Treasury Coupon STRIP, 11/15/42, Zero Coupon	820,000	511,065
U.S. Treasury Coupon STRIP, 2/15/43, Zero Coupon	650,000	403,824
U.S. Treasury Coupon STRIP, 8/15/43, Zero Coupon	565,000	346,629
U.S. Treasury Coupon STRIP, 11/15/43, Zero Coupon	485,000	296,198
U.S. Treasury Coupon STRIP, 2/15/44, Zero Coupon	1,670,000	1,015,288
U.S. Treasury Coupon STRIP, 11/15/44, Zero Coupon	490,000	292,839
U.S. Treasury Coupon STRIP, 11/15/45, Zero Coupon	560,000	327,356

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - (continued)
U.S. Treasury Coupon STRIP, 2/15/46, Zero Coupon	$405,000	$235,327
U.S. Treasury Notes, 0.13%, 3/31/23	1,500,000	1,497,715
U.S. Treasury Notes, 0.13%, 5/31/23	500,000	498,926
U.S. Treasury Notes, 0.13%, 9/15/23	300,000	298,898
U.S. Treasury Notes, 0.25%, 6/15/24	525,000	521,801
U.S. Treasury Notes, 0.50%, 10/31/27	2,755,000	2,648,782
U.S. Treasury Notes, 0.63%, 11/30/27	250,000	241,992
U.S. Treasury Notes, 0.88%, 6/30/26	7,172,000	7,168,638
U.S. Treasury Notes, 0.88%, 11/15/30	728,000	692,283
U.S. Treasury Notes, 1.25%, 5/31/28	2,450,000	2,456,125
U.S. Treasury Notes, 1.63%, 5/15/31	680,000	690,413
U.S. Treasury Notes, 2.88%, 5/31/25	3,860,000	4,190,513
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $38,987,978)		39,839,491
MUNICIPAL BONDS - 2.0%
CALIFORNIA - 0.8%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	243,354
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	226,771
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,054,713
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	338,024
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,317,980
Los Angeles Community College District, 2.11%, 8/1/32	770,000	781,259
State of California, General Obligation, 0.87%, 4/1/47 (1 month USD LIBOR + 0.00%)(c)	1,000,000	1,001,141
State of California, General Obligation, 4.60%, 4/1/38	500,000	584,572

Investments	Principal Amount	Value
MUNICIPAL BONDS - (continued)
CALIFORNIA - (continued)
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	$275,000	$442,788
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	534,590
Total California		6,525,192
CONNECTICUT - 0.1%
Connecticut Housing Finance Authority, Revenue Bonds, 0.70%, 5/15/49 ( SOFR + 0.00%)(c)	500,000	500,107
ILLINOIS - 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	595,491
State of Illinois, General Obligation, 5.00%, 10/1/22	210,000	222,307
Total Illinois		817,798
MICHIGAN - 0.4%
City of Detroit MI, General Obligation, Series B, 2.51%, 4/1/25	650,000	660,684
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	1,004,390
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,427,437
Total Michigan		3,092,511
NEW JERSEY - 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	492,586
NEW YORK - 0.3%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, 1.88%, 7/25/37	996,818	1,004,847
Metropolitan Transportation Authority, 5.18%, 11/15/49	670,000	904,477
New York Transportation Development Corp., 1.36%, 12/1/21	400,000	401,468
Total New York		2,310,792
OHIO - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,196,342

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
MUNICIPAL BONDS - (continued)
OREGON - 0.0%(h)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31 (a)(d)	$500,000	$107,500
TEXAS - 0.0%(h)
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	80,000	89,123
TOTAL MUNICIPAL BONDS (Cost: $14,495,251)		15,131,951
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
BERMUDA - 0.0%(h)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30 (a)	200,000	199,500
CHILE - 0.2%
Chile Government International Bond, 3.10%, 5/7/41	215,000	215,215
Chile Government International Bond, 3.50%, 1/25/50	1,000,000	1,046,440
Total Chile		1,261,655
COLOMBIA - 0.0%(h)
Colombia Government International Bond, 5.00%, 6/15/45	200,000	212,440
GUATEMALA - 0.1%
Guatemala Government Bond, 5.38%, 4/24/32 (a)	350,000	406,000
INDONESIA - 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	207,307
Indonesia Government International Bond, 4.13%, 1/15/25 (a)	400,000	441,402
Indonesia Government International Bond, Senior Note, 4.45%, 2/11/24	200,000	218,846
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23 (a)	300,000	315,702
Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24 (a)	250,000	271,805
Total Indonesia		1,455,062
IRAQ - 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	505,256

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - (continued)
ITALY - 0.2%
Republic of Italy Government International Bond, 4.00%, 10/17/49	$1,000,000	$1,096,906
MEXICO - 0.1%
Mexico Government International Bond, 4.28%, 8/14/41	451,000	473,388
Mexico Government International Bond, 4.75%, 3/8/44	106,000	116,992
Total Mexico		590,380
PANAMA - 0.0% (h)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	135,650
QATAR - 0.0%(h)
Qatar Government International Bond, 4.50%, 4/23/28 (a)	200,000	236,000
ROMANIA - 0.0%(h)
Romanian Government International Bond, 5.13%, 6/15/48 (a)	50,000	61,136
SAUDI ARABIA - 0.0%(h)
Saudi Government International Bond, 4.00%, 4/17/25 (a)	300,000	331,125
UNITED ARAB EMIRATES - 0.0%(h)
Abu Dhabi Government International Bond, 3.13%, 10/11/27 (a)	250,000	274,530
URUGUAY - 0.0% (h)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	193,350
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $6,495,784)		6,958,990
SUPRANATIONAL BONDS - 0.9%
African Development Bank, 0.75%, 4/3/23	1,222,000	1,231,695
Asian Development Bank, 3.13%, 9/26/28	500,000	560,704
European Bank for Reconstruction & Development, 1.50%, 2/13/25	231,000	237,584
European Investment Bank, 0.63%, 10/21/27	700,000	672,078
European Investment Bank, 2.38%, 5/24/27	500,000	536,179

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (continued)
Schedule of Investments (unaudited)
June 30, 2021

Investments	Principal Amount	Value
SUPRANATIONAL BONDS - (continued)
European Investment Bank, 2.50%, 10/15/24	$1,000,000	$1,062,760
International Bank for Reconstruction & Development, 0.75%, 11/24/27	258,000	251,225
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	632,000	695,175
International Finance Corp., 0.50%, 3/20/23	251,000	252,060
North American Development Bank, 2.40%, 10/26/22	1,000,000	1,019,366
TOTAL SUPRANATIONAL BONDS (Cost: $6,358,912)		6,518,826
FOREIGN GOVERNMENT AGENCIES - 0.8%
CANADA - 0.4%
CDP Financial, Inc., Series 144A, 1.00%, 5/26/26 (a)	1,000,000	999,587
Province of Quebec Canada, 1.90%, 4/21/31	1,000,000	1,018,626
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	1,085,123
Total Canada		3,103,336
EGYPT - 0.1%
Arab Republic of Egypt, 5.25%, 10/6/25 (a)	300,000	316,140
JAPAN - 0.1%
Japan International Cooperation Agency, 1.75%, 4/28/31	1,000,000	1,002,873
NORWAY - 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25 (a)	500,000	525,050
SOUTH KOREA - 0.1%
Industrial Bank of Korea, 1.04%, 6/22/25 (a)	367,000	366,343
Korea Development Bank (The), 0.50%, 10/27/23	200,000	199,587
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (a)	200,000	212,536
Total South Korea		778,466
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $5,507,730)		5,725,865
BANK LOANS - 0.1%
UTILITIES - 0.1%
Exgen Renewables IV LLC 2020 Term Loan, 0.00%, 12/15/27 (Cost: $972,853)	977,496	976,685

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 5.7%
iShares Core U.S. Aggregate Bond ETF	22,397	$2,583,046
iShares JP Morgan USD Emerging Markets Bond ETF	208,345	23,430,478
MainStay MacKay High Yield Corporate Bond Fund	3,111,239	17,734,064

TOTAL EXCHANGE-TRADED FUNDS (Cost: $43,111,846)		43,747,588

MUTUAL FUNDS - 2.3%
Diamond Hill High Yield Fund, Class Y (Cost $17,675,080)	1,548,856	17,904,770

COMMON STOCKS - 0.0%(h)
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Bruin Blocker LLC	4,367	3,930
OIL, GAS & CONSUMABLE FUELS - 0.0%
Noble Corp.	76	1,024

TOTAL COMMON STOCKS (Cost: $3,930)		4,954

SHORT-TERM INVESTMENTS - 6.0%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.005%(i) (Cost: $45,592,518)	45,592,518	45,592,518
TOTAL INVESTMENTS - 104.5% (Cost: $777,365,852)		797,284,841
OTHER ASSETS AND LIABILITIES, NET - (4.5)%		(34,469,236)
NET ASSETS - 100.0%		$762,815,605

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2021, the value of these securities was $240,329,304, representing 31.5% of net assets.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2021, the value of these securities was $347,404, representing 0.0% of net assets.

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund (concluded)
Schedule of Investments (unaudited)
June 30, 2021

(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is currently in default.
(e)	Perpetual floating rate security. Date shown reflects the next reset date.
(f)	To-be-announced (“TBA”) security.
(g)	Interest only security.
(h)	Amount is less than 0.05%.
(i)	The rate shown is the annualized seven-day yield at June 30, 2021.

ABS	Asset Backed Securities
CLO	Collateralized Loan Obligations
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Indexes
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Paid-In-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate

Futures contracts open at June 30, 2021:
Description	Type	Contracts	Expiration Date	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 7.0%
U.S. Treasury Long-Term Bonds	Long	3,900,000	09/21/2021	$6,269,250	$91,642
U.S. Treasury Ultra Bonds	Long	5,800,000	09/21/2021	11,175,875	381,825
U.S. Treasury 2-Year Notes	Long	14,800,000	09/30/2021	16,303,703	(24,826)
U.S. Treasury 5-Year Notes	Long	15,500,000	09/30/2021	19,131,602	(47,679)
Total				$52,880,430	$400,962
CONTRACTS SOLD - (0.6)%
U.S. Treasury 10-Year Ultra Notes	Short	(2,200,000)	09/21/2021	$(3,238,469)	$(56,576)
U.S. Treasury 10-Year Notes	Short	(900,000)	09/21/2021	(1,192,500)	(3,106)
Total				$(4,430,969)	$(59,682)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$216,514,394	$—	$216,514,394
Asset-Backed Securities	—	128,904,990	—	128,904,990
U.S. Government Agencies	—	123,627,133	—	123,627,133
Commercial Mortgage-Backed Securities	—	90,948,132	—	90,948,132
Foreign Corporate Bonds*	—	54,888,554	—	54,888,554
Exchange-Traded Funds	43,747,588	—	—	43,747,588
U.S. Government Obligations	—	39,839,491	—	39,839,491
Mutual Funds	17,904,770	—	—	17,904,770
Municipal Bonds*	—	15,131,951	—	15,131,951
Foreign Government Obligations*	—	6,958,990	—	6,958,990
Supranational Bonds	—	6,518,826	—	6,518,826
Foreign Government Agencies*	—	5,725,865	—	5,725,865
Bank Loans*	—	976,685	—	976,685
Common Stocks
Financial	—	3,930	—	3,930
Energy	—	1,024	—	1,024
Money Market Fund	45,592,518	—	—	45,592,518
Total Investments in Securities	$107,244,876	$690,039,965	$—	$797,284,841
Other Financial Instruments
Futures Contracts(a)	$473,467	$—	$—	$473,467
Liabilities:
Other Financial Instruments
Futures Contracts(a)	$(132,187)	$—	$—	$(132,187)

* See Schedule of Investments for additional detailed categorizations.

(a) Futures Contracts are valued at unrealized appreciation (depreciation).

See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1. Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of June 30, 2021, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

2. Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement, including the Fund's own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value ("NAV") per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange ("NYSE") is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the "Board"), the Board has delegated to the adviser to the Funds, PFM Asset Management LLC (the “Adviser”), the responsibility for the valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S.dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non- U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts ("ADRs"), futures contracts, Exchange-Traded Funds ("ETFs") and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.